UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2017

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	39

Federal Tax Information	40

Board of Trustees’ Contract Approval	41

Management and Organization	45

Important Notices	48

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2017, emerging market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period started with investors uncertain about emerging markets, with numerous changes in sentiment over the latter half of 2016. Initially, optimism was fostered by China’s rebound from earlier in the year and Brazil’s continued rally amid signs that the country’s three-year recession was coming to an end. However, the tide turned after the U.S. elections in November, as many worried that a Trump administration could result in global trade restrictions. Accordingly, the end of 2016 saw the emerging markets asset class swoon, with China and other large export-driven economies seeing a marked decline as investors grew increasingly concerned about their prospects.

However, the latter half of the period saw emerging market equities stage a sharp rally, with six consecutive months of positive benchmark returns. Investors were initially drawn to the asset class based on its attractive valuation versus U.S. equities, as well as signs that the Trump trade policy was not as draconian as feared. Moreover, the rally drew strength from the growing consensus that global growth was back on track and should allow for a prolonged period of expansion in emerging market economies. At the country level, China rose on data showing continued strength across its economy, while the tech-heavy markets of South Korea and Taiwan benefited from the global rally in information technology stocks.

Frontier markets (as measured by the MSCI Frontier Markets Index2) generally delivered moderately lower returns than emerging markets (as measured by the MSCI Emerging Markets Index). Country returns in the frontier markets were predominantly positive, with all but two countries rising over the period ended June 30, 2017, and more than half posting gains in excess of 15%.

Fund Performance

For the 12-month period ended June 30, 2017, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of 17.34% for Institutional Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the

MSCI Emerging Markets Index (the Index), which had a total return of 23.75% for the same period.

The largest detractor from the Fund’s relative performance versus the Index was its underweight position in China, where the equity market outperformed the broader Index due to accelerating growth across its economy. The Fund’s underweight in South Korea also hurt relative Fund performance versus the Index, as South Korean markets rallied due to improved earnings in the technology sector and the successful resolution of the presidential election. Finally, the Fund’s underweight position in Taiwan also hampered relative Fund performance versus the Index.

The largest contributor to relative Fund performance versus the Index was the Fund’s inclusion of non-index country Kazakhstan, which saw investor optimism bolstered by a number of surprise interest rate cuts by its central bank. In addition, the Fund’s overweight position in Poland was a large contributor to relative Fund performance, as its markets rose on signs of recovery in the Eurozone. Finally, the Fund’s underweight position in India, as well as the sector diversification process within India, were also contributors to relative performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Performance2,3

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	17.34%	3.57%	2.01%
MSCI Emerging Markets Index	—	—	23.75%	3.95%	1.91%

% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	06/30/1998	06/30/1998	17.15%	3.33%	1.83%
After Taxes on Distributions and Sales of Fund Shares	—	—	10.37	2.94	1.78

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.95%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

America Movil SAB de CV, Series L	1.1%

Tencent Holdings, Ltd.	0.8

Naspers, Ltd., Class N	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.7

China Mobile, Ltd.	0.7

Samsung Electronics Co., Ltd.	0.7

Grupo Televisa SAB, Series CPO	0.6

MTN Group, Ltd.	0.5

Sberbank of Russia PJSC	0.5

Credicorp, Ltd.	0.5

Total	6.8%

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,139.60	$5.04	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	128,000	$1,278,720
Arcos Dorados Holdings, Inc., Class A(1)	500,800	3,730,960
Banco Macro SA, Class B	130,676	1,202,829
Banco Macro SA, Class B ADR	300	27,657
Cresud SA ADR(1)	18,602	361,809
Grupo Financiero Galicia SA, Class B ADR	44,000	1,876,160
IRSA Inversiones y Representaciones SA(1)	119,544	290,553
Ledesma SAAI(1)	259,501	231,056
MercadoLibre, Inc.	23,300	5,845,504
Molinos Agro SA(1)	18,283	269,482
Molinos Rio de la Plata SA, Class B(1)	75,026	281,878
Pampa Energia SA ADR(1)	78,660	4,629,141
Siderar SAIC	2,005,200	1,278,734
Transportadora de Gas del Sur SA(1)	252,923	858,192
YPF SA ADR	101,600	2,225,040

		$24,387,715

Bahrain — 0.7%
Ahli United Bank BSC	16,087,976	$10,914,641
Al Salam Bank-Bahrain BSC	14,953,766	3,609,773
GFH Financial Group BSC	11,232,727	5,511,838
Ithmaar Holding BSC(1)	21,954,746	3,322,333

		$23,358,585

Bangladesh — 0.8%
ACI, Ltd.	113,593	$729,586
Aftab Automobiles, Ltd.	378,354	314,578
Al-Arafah Islami Bank, Ltd.	2,070,941	481,029
Bangladesh Export Import Co., Ltd.(1)	4,605,129	1,934,884
Bangladesh Submarine Cable Co., Ltd.	274,602	408,996
BBVA Banco Frances SA	76,594	482,687
Beximco Pharmaceuticals, Ltd.	522,666	731,594
BRAC Bank, Ltd.	382,317	384,934
British American Tobacco Bangladesh Co., Ltd.	41,583	1,460,705
BSRM Steels, Ltd.	1,250,000	1,410,617
City Bank, Ltd. (The)	889,331	414,027
CVO Petrochemical Refinery, Ltd.	70,050	230,374
Grameenphone, Ltd.	656,933	2,806,539
Heidelberger Cement Bangladesh, Ltd.	103,700	579,450
Islami Bank Bangladesh, Ltd.	1,587,087	633,329
Jamuna Oil Co., Ltd.	212,850	546,671
Khulna Power Co., Ltd.	972,814	717,001
Lafarge Surma Cement, Ltd.	396,773	310,167

Security	Shares	Value

Bangladesh (continued)
LankaBangla Finance, Ltd.	683,633	$476,233
Malek Spinning Mills, Ltd.	1,020,000	291,347
Meghna Petroleum, Ltd.	210,100	519,919
National Bank, Ltd.(1)	5,261,530	751,178
Olympic Industries, Ltd.	351,256	1,212,336
Padma Oil Co., Ltd.	175,100	555,155
People’s Leasing and Financial Services, Ltd.(1)	665,379	85,972
Pubali Bank, Ltd.	1,922,327	585,408
Renata, Ltd.	22,958	330,461
Singer Bangladesh, Ltd.	165,593	392,604
Social Islami Bank, Ltd.	2,576,175	725,151
Southeast Bank, Ltd.	1,909,500	441,232
Square Pharmaceuticals, Ltd.	566,670	2,032,245
Summit Power, Ltd.(1)	1,464,390	742,475
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	990,107
Unique Hotel & Resorts, Ltd.	1,004,743	679,113
United Airways Bangladesh, Ltd.(1)	7,278,815	632,459
United Commercial Bank, Ltd.	1,270,726	343,771

		$26,364,334

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$754,638
Botswana Insurance Holdings, Ltd.	801,726	1,470,941
First National Bank of Botswana, Ltd.	7,511,600	2,003,774
Letshego Holdings, Ltd.	16,310,999	3,412,265
Sechaba Breweries Holdings, Ltd.	1,086,400	2,073,469
Sefalana Holding Co.	991,000	1,080,588
Standard Chartered Bank Botswana, Ltd.	850,790	524,769

		$11,320,444

Brazil — 5.7%
Aliansce Shopping Centers SA	151,300	$688,246
AMBEV SA	1,736,625	9,598,118
B2W Cia Digital(1)	263,000	928,824
B3 SA - Brasil Bolsa Balcao	146,123	871,118
Banco Bradesco SA, PFC Shares	748,741	6,362,118
Banco do Brasil SA	312,199	2,525,562
BR Malls Participacoes SA	1,181,500	4,261,802
Braskem SA, PFC Shares	301,200	3,109,372
BRF SA	289,766	3,428,666
BRF SA ADR	25,600	301,824
CCR SA	887,700	4,528,398
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	1,841,572
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	14,300	279,565
Cia Brasileira de Distribuicao, PFC Shares(1)	43,256	850,653

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	$1,198,395
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,212,848
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	772,213
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,615,690
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	427,547
Cia Hering	155,800	928,809
Cia Paranaense de Energia, PFC Shares	107,100	793,010
Cia Siderurgica Nacional SA(1)	147,100	318,808
Cia Siderurgica Nacional SA ADR(1)	62,200	133,730
Cielo SA	2,190,038	16,262,167
Construtora Tenda SA(1)	62,686	278,150
Cosan SA Industria e Comercio	137,900	1,439,398
CPFL Energia SA	468,491	3,748,890
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	380,532
Duratex SA	335,583	827,587
EcoRodovias Infraestrutura e Logistica SA	146,900	458,938
EDP-Energias do Brasil SA	344,100	1,473,868
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	786,088
Embraer SA	974,432	4,450,227
Embraer SA ADR	26,152	476,751
Engie Brasil Energia SA	182,700	1,870,622
Equatorial Energia SA	197,000	3,221,788
Estacio Participacoes SA	275,300	1,214,913
Even Construtora e Incorporadora SA(1)	652,400	777,862
Ez Tec Empreendimentos e Participacoes SA	143,494	768,818
Fibria Celulose SA	24,585	250,904
Fibria Celulose SA ADR	54,900	557,784
Fleury SA	118,800	961,043
Gafisa SA	62,686	204,734
Gerdau SA ADR	170,900	521,245
Gerdau SA, PFC Shares	227,900	707,179
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	552,422
Hypermarcas SA	279,600	2,346,246
Iguatemi Empresa de Shopping Centers SA	101,600	1,009,590
Itau Unibanco Holding SA, PFC Shares	623,775	6,919,536
Itausa-Investimentos Itau SA, PFC Shares	1,358,722	3,699,379
JBS SA	444,227	875,608
Klabin SA	255,400	1,251,213
Klabin SA, PFC Shares	981,500	835,470
Kroton Educacional SA	1,111,932	4,990,923
Light SA	123,900	838,117
Localiza Rent a Car SA	309,776	4,221,796
Lojas Americanas SA, PFC Shares	642,690	2,715,947
Lojas Renner SA	633,050	5,231,944

Security	Shares	Value

Brazil (continued)
Marcopolo SA, PFC Shares	786,900	$674,574
MRV Engenharia e Participacoes SA	476,800	1,945,829
Multiplan Empreendimentos Imobiliarios SA	128,100	2,525,730
Multiplus SA	91,200	1,068,941
Natura Cosmeticos SA	82,900	643,101
Odontoprev SA	683,800	2,404,621
Oi SA ADR(1)	315,800	325,274
Oi SA, PFC Shares(1)	888,684	917,414
Petroleo Brasileiro SA(1)	275,200	1,096,514
Petroleo Brasileiro SA ADR(1)	187,400	1,398,004
Petroleo Brasileiro SA, PFC Shares(1)	2,348,100	8,767,544
Prumo Logistica SA(1)	82,880	262,682
Qualicorp SA	577,500	5,002,943
Randon SA Implementos e Participacoes, PFC Shares	198,512	275,636
Suzano Papel e Celulose SA, Class A, PFC Shares	371,100	1,597,358
Telefonica Brasil SA ADR	298,900	4,032,161
Telefonica Brasil SA, PFC Shares	214,905	2,912,625
TIM Participacoes SA	1,725,444	5,098,885
Totvs SA	238,900	2,174,899
Transmissora Alianca de Energia Electrica SA	134,400	894,134
Ultrapar Participacoes SA	242,648	5,677,827
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	226,900	315,053
Vale SA ADR, PFC Shares	57,800	471,070
Vale SA, PFC Shares	1,863,092	15,133,510
Weg SA	903,920	4,829,420

		$194,550,316

Bulgaria — 0.1%
Albena AD	3,379	$126,805
Bulgartabak Holding(1)	3,450	82,243
CB First Investment Bank AD(1)	54,000	170,807
Chimimport AD	825,588	863,874
Industrial Holding Bulgaria PLC(1)	576,865	338,674
Petrol AD(1)(2)	76,205	9,768
Sopharma AD	303,500	801,154

		$2,393,325

Chile — 2.9%
AES Gener SA	1,713,702	$603,826
Aguas Andinas SA, Series A	2,872,891	1,685,196
Almendral SA	7,092,000	531,079
AntarChile SA	114,800	1,435,378
Banco de Chile	34,510,060	4,522,841
Banco de Chile ADR	3,940	307,044

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Banco de Credito e Inversiones	60,341	$3,376,896
Banco Santander Chile ADR	118,249	3,004,707
Banmedica SA	286,194	702,309
Besalco SA	823,600	600,952
Cap SA	186,746	1,488,454
Cencosud SA	2,448,892	6,518,574
Cia Cervecerias Unidas SA ADR	119,300	3,130,432
Cia Sud Americana de Vapores SA(1)	10,829,733	409,159
Colbun SA	5,553,984	1,188,063
Embotelladora Andina SA, Series A ADR	25,100	569,770
Embotelladora Andina SA, Series A, PFC Shares	202,478	718,163
Embotelladora Andina SA, Series B ADR	49,672	1,261,669
Empresa Nacional de Telecomunicaciones SA	323,187	3,513,638
Empresas CMPC SA	2,309,849	5,532,572
Empresas COPEC SA	1,098,567	12,022,881
Enel Americas SA	7,896,770	1,498,760
Enel Americas SA ADR	140,171	1,321,813
Enel Chile SA	4,683,503	514,474
Enel Chile SA ADR	140,171	770,940
Enel Generacion Chile SA ADR	67,659	1,531,800
Engie Energia Chile SA	253,400	461,890
Forus SA	64,662	226,961
Inversiones Aguas Metropolitanas SA	613,640	1,028,857
Itau CorpBanca	145,664,426	1,298,160
Latam Airlines Group SA	211,093	2,347,439
Latam Airlines Group SA ADR	300,348	3,324,852
Masisa SA	5,792,050	349,011
Parque Arauco SA	818,312	2,061,112
Quinenco SA	490,001	1,358,192
Ripley Corp. SA	1,626,000	1,246,765
S.A.C.I. Falabella	1,438,742	11,822,468
Salfacorp SA	1,303,900	1,473,167
Sigdo Koppers SA	879,641	1,204,015
Sociedad Matriz SAAM SA	6,677,681	613,623
Sociedad Quimica y Minera de Chile SA ADR	196,100	6,475,222
Sociedad Quimica y Minera de Chile SA, Series A	20,950	710,089
Sonda SA	2,937,360	4,823,142
Vina Concha y Toro SA	146,373	226,453
Vina Concha y Toro SA ADR	26,701	827,731

		$100,640,539

China — 11.1%
3SBio, Inc.(1)(3)	527,000	$699,289
AECC Aviation Power Co., Ltd.	66,500	267,791
Agile Group Holdings, Ltd.	486,000	444,997

Security	Shares	Value

China (continued)
Agricultural Bank of China, Ltd., Class H	1,705,000	$805,814
Air China, Ltd., Class H	1,770,000	1,824,422
Aisino Corp.	73,800	224,793
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	3,032,053
Angang Steel Co., Ltd., Class H	1,148,000	855,314
Anhui Conch Cement Co., Ltd., Class H	1,450,500	5,040,981
ANTA Sports Products, Ltd.	887,000	2,930,326
Baidu, Inc. ADR(1)	29,700	5,312,142
Bank of Beijing Co., Ltd.	329,600	445,834
Bank of China, Ltd., Class H	5,324,000	2,610,712
Bank of Communications, Ltd., Class H	2,201,300	1,552,954
Bank of Nanjing Co., Ltd.	210,305	347,871
BBMG Corp., Class H	3,378,000	1,704,574
BeiGene, Ltd. ADR(1)	6,425	289,125
Beijing Capital Co., Ltd.	323,000	313,738
Beijing Capital International Airport Co., Ltd., Class H	596,000	839,441
Beijing Enterprises Holdings, Ltd.	223,500	1,077,648
Beijing Enterprises Water Group, Ltd.	3,456,000	2,681,969
Beijing Tongrentang Co., Ltd.	76,100	392,023
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	86,788
Beiqi Foton Motor Co., Ltd.	407,100	171,178
BYD Co., Ltd., Class H	575,000	3,528,369
CGN Power Co., Ltd., Class H(3)	6,329,000	1,766,534
China Agri-Industries Holdings, Ltd.	2,380,000	987,206
China Biologic Products, Inc.(1)	21,900	2,476,890
China Bluechemical, Ltd., Class H	1,348,000	317,287
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,193,359
China CITIC Bank Corp., Ltd., Class H	1,627,000	995,780
China Coal Energy Co., Ltd., Class H	2,861,000	1,385,079
China Communications Construction Co., Ltd., Class H	1,677,000	2,160,071
China Communications Services Corp., Ltd., Class H	2,166,000	1,247,676
China Construction Bank Corp., Class H	6,290,580	4,891,842
China Dongxiang Group Co., Ltd.	3,981,000	703,405
China Eastern Airlines Corp., Ltd., Class H	1,436,000	886,332
China Everbright Bank Co., Ltd.	341,400	203,443
China Everbright International, Ltd.	1,156,000	1,441,773
China Everbright, Ltd.	456,000	991,757
China Evergrande Group(1)	1,971,000	3,536,014
China Fortune Land Development Co., Ltd.	52,400	259,958
China Gas Holdings, Ltd.	1,086,000	2,192,459
China Gezhouba Group Co., Ltd.	152,700	253,150
China Hongqiao Group, Ltd.(1)(2)	764,000	344,940
China Huishan Dairy Holdings Co., Ltd.(2)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	739,865
China International Travel Service Corp., Ltd.	62,976	279,644
China Life Insurance Co., Ltd., Class H	654,000	1,998,660

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Longyuan Power Group Corp., Ltd., Class H	3,801,000	$2,764,583
China Medical System Holdings, Ltd.	702,000	1,213,803
China Mengniu Dairy Co., Ltd.	1,943,000	3,809,727
China Merchants Bank Co., Ltd., Class H	332,500	1,001,949
China Merchants Energy Shipping Co., Ltd.(2)	251,980	153,429
China Merchants Port Holdings Co., Ltd.	790,000	2,190,583
China Merchants Securities Co., Ltd.	76,998	195,724
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	2,948,412
China Minsheng Banking Corp., Ltd., Class H	864,100	861,859
China Mobile, Ltd.	2,309,900	24,489,100
China Modern Dairy Holdings, Ltd.(1)	2,514,000	499,477
China Molybdenum Co., Ltd., Class H	4,218,000	1,615,031
China National Building Material Co., Ltd., Class H	2,156,000	1,280,526
China National Nuclear Power Co., Ltd.(1)	227,000	261,285
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	309,468
China Oilfield Services, Ltd., Class H	756,000	605,618
China Overseas Land & Investment, Ltd.	1,874,360	5,485,449
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,156,279
China Petroleum & Chemical Corp., Class H	12,211,800	9,561,858
China Power International Development, Ltd.	2,268,000	804,759
China Railway Construction Corp., Ltd., Class H	947,500	1,235,181
China Railway Group, Ltd., Class H	2,265,000	1,783,924
China Resources Beer Holdings Co., Ltd.	1,152,000	2,905,262
China Resources Cement Holdings, Ltd.	870,000	432,244
China Resources Gas Group, Ltd.	610,000	2,080,333
China Resources Land, Ltd.	1,277,111	3,720,564
China Resources Pharmaceutical Group, Ltd.(3)	278,000	347,241
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	989,232
China Resources Power Holdings Co., Ltd.	1,777,000	3,488,198
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,681,051
China Shipbuilding Industry Co., Ltd.(1)(2)	375,300	275,019
China South City Holdings, Ltd.	1,106,000	205,273
China Southern Airlines Co., Ltd., Class H	2,064,500	1,744,842
China Sports Industry Group Co., Ltd.	69,000	174,199
China State Construction Engineering Corp., Ltd.	236,800	338,542
China Taiping Insurance Holdings Co., Ltd.	277,000	702,228
China Telecom Corp., Ltd., Class H	7,572,000	3,595,662
China Travel International Investment Hong Kong, Ltd.	1,660,000	478,371
China Unicom (Hong Kong), Ltd.(1)	2,590,290	3,844,952
China United Network Communications, Ltd.(1)(2)	808,166	445,239
China Vanke Co., Ltd., Class H	723,217	2,045,673
China Yangtze Power Co., Ltd.	236,900	537,224
China Yurun Food Group, Ltd.(1)	926,000	122,167
CIFI Holdings Group Co., Ltd.	990,000	440,296
CITIC, Ltd.	628,000	944,096

Security	Shares	Value

China (continued)
CNOOC, Ltd.	7,777,500	$8,533,784
COFCO Tunhe Sugar Co., Ltd.	116,500	162,282
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	837,899
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	991,886
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,288,830
COSCO SHIPPING Ports, Ltd.	1,128,000	1,323,237
Country Garden Holdings Co., Ltd.	3,985,000	4,622,512
CSPC Pharmaceutical Group, Ltd.	3,430,000	5,009,891
Ctrip.com International, Ltd. ADR(1)	128,600	6,926,396
Daqin Railway Co., Ltd.	277,062	342,158
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,044,437
Deluxe Family Co., Ltd.	311,800	318,405
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,065,641
Dr Peng Telecom & Media Group Co., Ltd.	336,578	881,337
Fullshare Holdings, Ltd.	3,655,000	1,459,045
Fuyao Glass Industry Group Co., Ltd.	75,172	288,812
GD Power Development Co., Ltd.(2)	566,200	300,659
Gemdale Corp.	247,101	417,192
Golden Eagle Retail Group, Ltd.	516,000	713,604
Great Wall Motor Co., Ltd., Class H	2,510,250	3,097,985
Greentown China Holdings, Ltd.	235,500	259,390
Guangdong Investment, Ltd.	2,988,000	4,117,945
Guanghui Energy Co., Ltd.	682,345	416,760
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,500	170,671
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	3,070,851
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	576,809
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,042,508
Harbin Pharmaceutical Group Co., Ltd.	150,695	128,941
Hengan International Group Co., Ltd.	502,000	3,703,317
Hengtong Optic-electric Co., Ltd.	70,400	290,912
Huabao International Holdings, Ltd.	492,000	293,423
Huadian Fuxin Energy Corp., Ltd.	820,000	196,343
Huadian Power International Corp., Ltd., Class H	2,642,000	1,180,815
Huaneng Power International, Inc., Class H	7,022,000	4,876,181
Huaneng Renewables Corp., Ltd., Class H	2,704,000	834,102
Huatai Securities Co., Ltd.	73,700	194,605
Huaxia Bank Co., Ltd.	287,622	390,751
Huayu Automotive Systems Co., Ltd.	82,100	293,609
Humanwell Healthcare Group Co., Ltd.	69,600	201,404
Hundsun Technologies, Inc.	70,550	485,830
iKang Healthcare Group, Inc. ADR(1)	14,800	181,596
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,182,070
Industrial Bank Co., Ltd.	179,000	444,711

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	$238,477
Inner Mongolia Yili Industrial Group Co., Ltd.	226,500	721,273
Jiangsu Broadcasting Cable Information Network Corp., Ltd.	129,123	201,486
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	180,590
Jiangsu Expressway Co., Ltd., Class H	796,000	1,122,994
Jiangsu Hengrui Medicine Co., Ltd.	49,320	367,863
Jiangxi Copper Co., Ltd., Class H	1,415,000	2,322,124
Jinyu Bio-Technology Co., Ltd.	40,500	212,549
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	245,029
Kangmei Pharmaceutical Co., Ltd.	106,000	340,167
Kingboard Chemical Holdings, Ltd.	421,200	1,676,692
Kingfa Sci & Tech Co., Ltd.	171,400	152,440
Kunlun Energy Co., Ltd.	1,678,000	1,422,569
Kweichow Moutai Co., Ltd.	16,010	1,114,710
KWG Property Holding, Ltd.	618,500	414,314
Lee & Man Paper Manufacturing, Ltd.	876,000	812,753
Lenovo Group, Ltd.	2,596,000	1,638,418
Leyou Technologies Holdings, Ltd.(1)	1,240,000	316,293
Li Ning Co., Ltd.(1)	1,892,312	1,433,668
Liaoning Cheng Da Co., Ltd.(1)	72,015	191,445
Longfor Properties Co., Ltd.	841,000	1,806,056
LONGi Green Energy Technology Co., Ltd.	101,501	255,990
Lonking Holdings, Ltd.	2,438,000	766,872
Luye Pharma Group, Ltd.	1,117,000	612,364
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	838,305
MMG, Ltd.(1)	796,000	293,615
NARI Technology Co., Ltd.	85,600	223,278
NetEase, Inc. ADR	11,000	3,306,930
Neusoft Corp.	74,400	170,485
New Oriental Education & Technology Group, Inc. ADR(1)	135,000	9,516,150
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,880,344
Offshore Oil Engineering Co., Ltd.	454,300	417,875
Parkson Retail Group, Ltd.	1,024,000	163,839
PetroChina Co., Ltd., Class H	10,100,300	6,179,065
PICC Property & Casualty Co., Ltd., Class H	342,000	571,177
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	3,145,481
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	204,066
Poly Property Group Co., Ltd.(1)	1,579,000	693,993
Poly Real Estate Group Co., Ltd.	292,400	430,116
Power Construction Corp. of China, Ltd.	186,917	218,161
Qingdao Haier Co., Ltd.	135,829	301,830
Qingling Motors Co., Ltd., Class H	1,448,966	466,113
SAIC Motor Corp., Ltd.	90,100	412,149
Sanan Optoelectronics Co., Ltd.	132,000	383,619

Security	Shares	Value

China (continued)
Sany Heavy Industry Co., Ltd.	219,800	$263,592
SDIC Power Holdings Co., Ltd.	200,900	234,146
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,437,736
Shandong Gold Mining Co., Ltd.	44,309	189,701
Shandong Nanshan Aluminum Co., Ltd.	409,500	204,769
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,343,112
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	177,527
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	789,040
Shanghai Fosun Pharmaceutical Group Co., Ltd.	298,000	1,155,106
Shanghai Industrial Holdings, Ltd.	291,000	860,848
Shanghai Jahwa United Co., Ltd.	50,376	241,094
Shanghai Oriental Pearl Media Co., Ltd.	65,600	209,651
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	537,000	1,599,326
Shanghai Pudong Development Bank Co., Ltd.	221,426	412,589
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	187,889
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	175,720
Shenergy Co., Ltd.	227,799	212,130
Shenzhen Investment, Ltd.	1,384,000	611,312
Shimao Property Holdings, Ltd.	835,500	1,428,998
Shui On Land, Ltd.	1,556,500	376,823
Sichuan Changhong Electric Co., Ltd.(1)	307,800	164,791
Sichuan Chuantou Energy Co., Ltd.	152,000	219,979
Sihuan Pharmaceutical Holdings Group, Ltd.	7,377,000	3,088,178
SINA Corp.(1)	25,700	2,183,729
Sino Biopharmaceutical, Ltd.	4,803,000	4,246,922
Sino-Ocean Group Holding, Ltd.	1,881,500	920,285
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	756,722
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,959,660
Sinopharm Group Co., Ltd., Class H	1,076,000	4,861,270
SOHO China, Ltd.	381,500	188,194
Sohu.com, Inc.(1)	8,700	392,022
Sun Art Retail Group, Ltd.	1,281,000	1,019,680
Sunac China Holdings, Ltd.	1,547,000	3,231,833
Tasly Pharmaceutical Group Co., Ltd.	59,269	363,466
TBEA Co., Ltd.	168,219	255,997
Tencent Holdings, Ltd.	727,800	26,109,778
Tibet Water Resources, Ltd.(1)	528,000	206,254
Tingyi (Cayman Islands) Holding Corp.	1,416,000	1,679,632
Tonghua Dongbao Pharmaceutical Co., Ltd.	131,828	354,714
TravelSky Technology, Ltd., Class H	1,218,000	3,587,620
Tsinghua Tongfang Co., Ltd.(2)	106,100	176,784
Tsingtao Brewery Co., Ltd., Class H	874,000	3,867,569
Uni-President China Holdings, Ltd.	290,000	234,208

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
United Laboratories International Holdings, Ltd. (The)(1)	362,000	$238,775
Wanhua Chemical Group Co., Ltd.	88,920	375,820
Want Want China Holdings, Ltd.	4,145,000	2,796,886
Weibo Corp. ADR(1)	5,140	341,656
Weichai Power Co., Ltd., Class H	907,200	792,796
Western Mining Co., Ltd.	274,000	310,601
WH Group, Ltd.(3)	3,991,500	4,030,500
Wintime Energy Co., Ltd.	659,389	348,289
Xinhu Zhongbao Co., Ltd.	301,800	200,388
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	189,041
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,427,540
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,333,876
Yonghui Superstores Co., Ltd.	288,800	301,760
Yonyou Network Technology Co., Ltd.	176,962	446,868
Youngor Group Co., Ltd.	201,880	301,318
Yuexiu Property Co., Ltd.	3,386,000	576,549
Yunnan Chihong Zinc & Germanium Co., Ltd.	414,300	400,583
Zhaojin Mining Industry Co., Ltd., Class H	409,500	335,705
Zhejiang China Commodities City Group Co., Ltd.	354,157	378,153
Zhejiang Expressway Co., Ltd., Class H	870,000	1,136,437
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	181,470
Zhejiang Longsheng Group Co., Ltd.	155,000	217,635
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	198,323
Zhengzhou Yutong Bus Co., Ltd.	66,400	215,381
Zhongjin Gold Corp., Ltd.(1)	257,270	381,539
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,412,578
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,555,143
ZTE Corp., Class H(1)	708,739	1,690,515

		$377,338,986

Colombia — 1.4%
Almacenes Exito SA	569,955	$2,868,959
Avianca Holdings SA, PFC Shares	614,449	498,014
Banco Davivienda SA, PFC Shares	190,600	2,106,461
Banco de Bogota SA	69,328	1,432,748
Bancolombia SA	86,292	899,876
Bancolombia SA ADR, PFC Shares	127,200	5,666,760
Bolsa de Valores de Colombia	85,691,900	694,537
Celsia SA ESP	833,260	1,257,757
Cementos Argos SA	509,458	1,979,331
Cementos Argos SA, PFC Shares	190,626	665,552
Cemex Latam Holdings SA(1)	266,452	1,022,971
Corporacion Financiera Colombiana SA	161,465	1,416,766
Ecopetrol SA	4,549,600	2,060,206
Ecopetrol SA ADR	425,800	3,870,522

Security	Shares	Value

Colombia (continued)
Empresa de Energia de Bogota SA	2,602,208	$1,682,158
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	459,875
Fabricato SA(1)	34,115,900	162,324
Grupo Argos SA	466,160	3,172,504
Grupo Argos SA, PFC Shares	147,122	951,048
Grupo Aval Acciones y Valores SA	1,723,100	709,598
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,337,411
Grupo de Inversiones Suramericana SA	365,800	4,753,323
Grupo Nutresa SA	450,615	3,903,624
Interconexion Electrica SA	945,400	4,138,375
Odinsa SA	53,817	158,229
Organizacion Terpel SA	13,768	54,169

		$47,923,098

Croatia — 0.7%
AD Plastik DD	51,587	$1,317,528
Adris Grupa DD, PFC Shares	45,976	3,281,784
Atlantic Grupa DD	15,350	1,822,547
Atlantska Plovidba DD(1)	13,025	791,684
Ericsson Nikola Tesla DD	5,610	1,077,550
Hrvatski Telekom DD	284,978	7,934,826
Koncar-Elektroindustrija DD	7,227	812,585
Kras DD(1)	3,067	222,150
Ledo DD(2)	983	424,328
Petrokemija DD(1)	17,450	36,561
Podravka Prehrambena Industrija DD	50,437	2,519,277
Privredna Banka Zagreb DD	3,310	382,400
Valamar Riviera DD	643,639	4,409,690
Zagrebacka Banka DD	30,550	219,736

		$25,252,646

Czech Republic — 0.8%
CEZ AS	398,425	$6,934,911
Komercni Banka AS	237,911	9,526,829
New World Resources PLC, Class A(1)(2)	860,500	0
Pegas Nonwovens SA	48,000	1,926,518
Philip Morris CR AS	3,728	2,458,699
Unipetrol AS	417,401	5,179,469

		$26,026,426

Egypt — 1.0%
Alexandria Mineral Oils Co.	1,219,000	$692,554
Arab Cotton Ginning	1,880,400	490,739
Citadel Capital SAE(1)	1,600,000	70,614
Commercial International Bank Egypt SAE	2,285,293	10,069,334

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Egypt (continued)
Eastern Tobacco	194,194	$2,999,950
Egypt Kuwait Holding Co. SAE	1,277,058	817,855
Egyptian Financial & Industrial Co.	143,917	139,130
Egyptian Financial Group-Hermes Holding Co.	1,822,174	2,420,135
Egyptian International Pharmaceuticals EIPICO	153,932	938,806
Egyptian Resorts Co.(1)	4,213,900	228,099
El Ezz Aldekhela Steel Alexandria(1)	4,750	136,031
ElSewedy Electric Co.	384,121	1,993,371
Ezz Steel(1)	1,677,500	1,924,719
Ghabbour Auto(1)	345,862	40,860
Global Telecom Holding SAE(1)	9,908,210	3,747,500
Juhayna Food Industries(1)	2,665,536	1,146,270
Maridive & Oil Services SAE(1)	787,652	173,273
Medinet Nasr Housing	922,844	1,217,916
Misr Cement (Qena)	18,251	133,028
Orascom Telecom Media and Technology Holding SAE	13,585,310	509,835
Oriental Weavers Co.	1,278,405	1,272,402
Pioneers Holding(1)	919,613	442,616
Sidi Kerir Petrochemicals Co.	957,400	868,469
Six of October Development & Investment Co.(1)	275,153	218,137
South Valley Cement(1)	485,000	118,640
Suez Cement Co.	138,000	192,855
Talaat Moustafa Group	3,963,160	1,719,925
Telecom Egypt	1,449,600	826,309

		$35,549,372

Estonia — 0.3%
AS Baltika(1)	226,000	$74,073
AS Merko Ehitus	75,000	787,649
AS Tallink Grupp	5,354,470	5,564,082
AS Tallinna Kaubamaja Grupp	202,800	2,130,756
AS Tallinna Vesi	35,235	503,143
Nordecon AS	223,282	321,090
Olympic Entertainment Group AS	803,899	1,588,660

		$10,969,453

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$182,381
CAL Bank, Ltd.(1)	4,406,554	852,813
Ghana Commercial Bank, Ltd.	1,384,370	1,641,140
Produce Buying Co., Ltd.(1)	650,000	5,172
Societe Generale Ghana, Ltd.	814,000	138,649
Standard Chartered Bank of Ghana, Ltd.	242,700	940,623
Total Petroleum Ghana, Ltd.	20,964	10,536
Unilever Ghana, Ltd.	249,000	509,542

		$4,280,856

Security	Shares	Value

Greece — 1.7%
Aegean Airlines SA	64,124	$607,710
Aegean Marine Petroleum Network, Inc.	90,611	530,074
Alpha Bank AE(1)	1,871,973	4,614,007
Athens Water Supply & Sewage Co. SA	210,831	1,414,362
Costamare, Inc.	143,445	1,048,583
Diana Shipping, Inc.(1)	354,520	1,439,351
Ellaktor SA(1)	292,801	484,713
Eurobank Ergasias SA(1)	2,893,755	3,235,572
FF Group(1)	63,075	1,541,332
GasLog, Ltd.	84,616	1,290,394
GEK Terna Holding Real Estate Construction SA(1)	120,661	559,640
Hellenic Exchanges - Athens Stock Exchange SA	114,224	740,711
Hellenic Petroleum SA(1)	132,875	1,258,989
Hellenic Telecommunications Organization SA	715,655	8,614,101
HOLDING Co. ADMIE IPTO SA(1)	970,278	2,482,374
Intralot SA(1)	260,400	357,144
JUMBO SA	154,850	2,829,643
Marfin Investment Group Holdings SA(1)	1,699,487	290,916
Metka Industrial - Construction SA	43,400	405,687
Motor Oil (Hellas) Corinth Refineries SA	170,500	3,711,312
Mytilineos Holdings SA(1)	387,770	3,656,794
National Bank of Greece SA(1)	1,340,996	510,306
Navios Maritime Acquisition Corp.	191,284	281,187
Navios Maritime Holdings, Inc.(1)	668,237	915,485
OPAP SA	324,524	3,671,557
Public Power Corp. SA(1)	970,278	2,429,779
StealthGas, Inc.(1)	81,587	265,158
Terna Energy SA	126,318	576,158
Titan Cement Co. SA	210,674	5,960,176
Tsakos Energy Navigation, Ltd.	201,900	969,120
Viohalco SA(1)	184,517	605,489

		$57,297,824

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,327,936	$2,318,531
MOL Hungarian Oil & Gas Rt.	92,592	7,272,383
OTP Bank PLC	226,778	7,590,133
Richter Gedeon Nyrt.	309,705	8,096,752

		$25,277,799

India — 6.2%
ABB India, Ltd.	33,400	$749,558
ACC, Ltd.	54,200	1,315,312
Adani Enterprises, Ltd.(1)	119,200	244,257
Adani Ports and Special Economic Zone, Ltd.(1)	719,546	4,060,559

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Adani Power, Ltd.(1)	518,864	$238,159
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	366,620
Aditya Birla Nuvo, Ltd.	26,506	763,263
Ambuja Cements, Ltd.	566,900	2,156,553
Apollo Hospitals Enterprise, Ltd.(1)	61,400	1,208,574
Ashok Leyland, Ltd.	820,626	1,191,242
Asian Paints, Ltd.	243,000	4,149,228
Aurobindo Pharma, Ltd.	119,800	1,266,837
Axis Bank, Ltd.	157,800	1,265,920
Bajaj Auto, Ltd.	42,600	1,838,638
Bajaj Holdings & Investment, Ltd.	11,100	367,478
Balrampur Chini Mills, Ltd.	262,700	614,263
Bharat Forge, Ltd.	43,136	728,742
Bharat Heavy Electricals, Ltd.	370,300	773,396
Bharat Petroleum Corp., Ltd.	122,400	1,207,900
Bharti Airtel, Ltd.	1,940,801	11,438,167
Bharti Infratel, Ltd.	158,000	913,913
Biocon, Ltd.(1)	235,200	1,200,792
Bosch, Ltd.	3,900	1,409,887
Cadila Healthcare, Ltd.	78,069	633,150
Century Textiles & Industries, Ltd.	50,000	851,301
CESC, Ltd.	24,742	331,227
Cipla, Ltd.	207,400	1,789,256
Coal India, Ltd.	372,500	1,408,307
Colgate-Palmolive (India), Ltd.	46,200	789,602
Container Corp. of India, Ltd.	87,375	1,549,183
Cummins India, Ltd.	79,700	1,137,960
Dabur India, Ltd.	278,000	1,252,780
Divi’s Laboratories, Ltd.(1)	49,800	499,618
DLF, Ltd.(1)	853,042	2,517,563
Dr. Reddy’s Laboratories, Ltd.	24,300	1,013,266
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	535,178
Eicher Motors, Ltd.(1)	5,359	2,237,608
GAIL (India), Ltd.	558,053	3,123,106
GAIL (India), Ltd. GDR(4)	8,350	275,405
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	310,881
Glenmark Pharmaceuticals, Ltd.	114,000	1,117,720
Godrej Consumer Products, Ltd.	14,375	215,536
Godrej Consumer Products, Ltd. - ND(1)	14,375	215,700
Great Eastern Shipping Co., Ltd. (The)	56,700	356,655
Havells India, Ltd.	93,600	668,103
HCL Technologies, Ltd.	193,371	2,546,820
HDFC Bank, Ltd.	198,400	5,076,630
Hero MotoCorp, Ltd.	51,542	2,936,481
Hindalco Industries, Ltd.	436,910	1,289,349
Hindustan Petroleum Corp., Ltd.	201,900	1,591,484

Security	Shares	Value

India (continued)
Hindustan Unilever, Ltd.	546,109	$9,121,688
Hindustan Zinc, Ltd.	244,148	989,761
Housing Development & Infrastructure, Ltd.(1)	785,700	1,033,206
Housing Development Finance Corp., Ltd.	257,575	6,420,530
ICICI Bank, Ltd.	585,239	2,633,172
Idea Cellular, Ltd.	1,996,679	2,633,052
Indiabulls Real Estate, Ltd.(1)	834,325	2,576,416
Indian Hotels Co., Ltd. (The)	173,820	360,049
Indian Oil Corp., Ltd.	443,800	2,634,721
Infosys, Ltd.	532,890	7,703,969
ITC, Ltd.	1,537,650	7,676,544
Jindal Steel & Power, Ltd.(1)	90,000	171,120
JSW Energy, Ltd.	1,158,270	1,143,759
JSW Steel, Ltd.	602,000	1,890,278
Kotak Mahindra Bank, Ltd.	204,617	3,030,523
Larsen & Toubro, Ltd.	112,578	2,935,975
Larsen & Toubro, Ltd. GDR(4)	72,000	1,858,523
LIC Housing Finance, Ltd.	62,800	722,266
Lupin, Ltd.	97,200	1,591,067
Mahindra & Mahindra, Ltd.	140,600	2,947,197
Maruti Suzuki India, Ltd.	43,700	4,864,937
Mphasis, Ltd.	34,428	318,564
Nestle India, Ltd.	12,100	1,263,152
NHPC, Ltd.	1,887,800	918,260
NTPC, Ltd.	2,100,300	5,165,020
Oil & Natural Gas Corp., Ltd.	937,863	2,281,040
Omaxe, Ltd.	79,785	250,393
Oracle Financial Services Software, Ltd.	8,100	451,131
Petronet LNG, Ltd.	216,300	1,437,251
Piramal Enterprises, Ltd.(1)	41,782	1,802,328
Power Grid Corporation of India, Ltd.	1,419,700	4,619,517
Reliance Communications, Ltd.(1)	2,089,059	696,141
Reliance Industries, Ltd.(1)	516,780	11,049,513
Reliance Infrastructure, Ltd.	171,400	1,320,942
Reliance Power, Ltd.(1)	546,400	358,930
Siemens, Ltd.	72,300	1,491,297
State Bank of India GDR(4)	49,600	2,108,687
Steel Authority of India, Ltd.(1)	60,000	54,113
Sun Pharmaceutical Industries, Ltd.	473,300	4,068,272
Tata Chemicals, Ltd.	58,600	551,307
Tata Communications, Ltd.	124,400	1,386,702
Tata Consultancy Services, Ltd.	117,607	4,293,254
Tata Global Beverages, Ltd.	156,000	362,800
Tata Motors, Ltd.	305,826	2,044,587
Tata Power Co., Ltd. (The)	1,002,648	1,247,768
Tata Steel, Ltd.	149,900	1,263,650

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Tech Mahindra, Ltd.	143,648	$850,605
Titan Co., Ltd.(1)	248,000	2,013,227
UltraTech Cement, Ltd.	58,091	3,552,564
Unitech, Ltd.(1)	2,242,680	207,753
United Spirits, Ltd.(1)	21,533	801,516
UPL, Ltd.	237,900	3,101,914
Vedanta, Ltd.	656,840	2,521,627
Vedanta, Ltd., PFC Shares	6,284,000	123,590
Voltas, Ltd.	224,100	1,586,823
Wipro, Ltd.	399,596	1,602,508
Zee Entertainment Enterprises, Ltd.	316,895	2,405,999

		$210,250,625

Indonesia — 2.9%
Adaro Energy Tbk PT	28,006,600	$3,313,451
Adhi Karya Persero Tbk PT	1,270,800	204,880
AKR Corporindo Tbk PT	4,660,500	2,278,223
Alam Sutera Realty Tbk PT	12,514,600	298,443
Aneka Tambang Persero Tbk PT(1)	8,587,500	447,203
Astra Argo Lestari Tbk PT	654,000	721,519
Astra International Tbk PT	16,668,000	11,167,506
Bank Central Asia Tbk PT	3,787,000	5,164,778
Bank Danamon Indonesia Tbk PT	3,237,181	1,239,682
Bank Mandiri Persero Tbk PT	3,099,600	2,971,031
Bank Negara Indonesia Persero Tbk PT	3,878,700	1,907,144
Bank Pan Indonesia Tbk PT(1)	6,253,772	455,776
Bank Rakyat Indonesia Persero Tbk PT	3,508,300	4,003,090
Bumi Serpong Damai Tbk PT	8,439,700	1,157,203
Charoen Pokphand Indonesia Tbk PT	4,000,700	951,144
Ciputra Development Tbk PT	7,986,900	701,762
Gudang Garam Tbk PT	498,500	2,931,227
Hanson International Tbk PT(1)	110,720,800	1,089,118
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	636,235
Indo Tambangraya Megah Tbk PT	1,269,200	1,648,185
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,826,818
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,682,452
Indofood Sukses Makmur Tbk PT	4,080,900	2,634,947
Indosat Tbk PT	1,322,500	644,458
Jasa Marga (Persero) Tbk PT	3,247,500	1,303,875
Kalbe Farma Tbk PT	52,943,300	6,445,005
Lippo Karawaci Tbk PT	26,506,000	1,312,259
Matahari Putra Prima Tbk PT(1)	5,148,000	270,430
Mitra Keluarga Karyasehat Tbk PT	935,900	140,445
Pakuwon Jati Tbk PT	21,726,100	1,001,704
Pembangunan Perumahan Persero Tbk PT	4,793,002	1,123,875
Perusahaan Gas Negara Persero Tbk PT	20,779,500	3,504,718

Security	Shares	Value

Indonesia (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	$728,423
PP Properti Tbk PT	9,133,600	154,820
Semen Indonesia Persero Tbk PT	4,703,500	3,527,454
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	103,529
Siloam International Hospitals Tbk PT(1)	217,400	184,352
Summarecon Agung Tbk PT	3,982,700	384,765
Surya Semesta Internusa Tbk PT	3,178,000	153,442
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,938,000
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	13,525,446
Unilever Indonesia Tbk PT	918,500	3,360,541
United Tractors Tbk PT	3,148,000	6,479,230
Vale Indonesia Tbk PT(1)	4,748,000	660,815
Waskita Karya Persero Tbk PT	1,713,400	297,738
Wijaya Karya Persero Tbk PT	6,352,000	1,051,524

		$98,728,665

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	71,512	$2,639,161
Alia The Royal Jordanian Airlines PLC(1)	115,334	70,167
Arab Bank PLC	1,185,444	9,859,753
Arab Potash Co. PLC	67,492	1,776,698
Bank of Jordan	314,674	1,221,722
Cairo Amman Bank	276,535	616,703
Capital Bank of Jordan	470,740	603,406
Jordan Ahli Bank	347,367	573,468
Jordan Islamic Bank	260,193	1,350,399
Jordan Kuwait Bank	51,749	263,639
Jordan Petroleum Refinery	591,748	2,668,025
Jordan Phosphate Mines(1)	83,990	323,662
Jordan Steel(1)	269,400	224,545
Jordan Telecommunications Co.	245,934	733,404
Jordanian Electric Power Co.	480,089	1,394,463
Union Investment Corp. PLC(1)	252,817	476,816

		$24,796,031

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	716,100	$6,627,876
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	65,594	607,400
KAZ Minerals PLC(1)	1,260,118	8,499,601
Kazkommertsbank JSC GDR(1)(4)	284,200	184,860
KazMunaiGas Exploration Production GDR(4)(5)	632,226	5,963,376
KazMunaiGas Exploration Production GDR(4)(5)	17,386	163,950
Kcell JSC GDR(4)	544,503	2,015,964
Nostrum Oil & Gas PLC(1)	390,353	2,458,890

		$26,521,917

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,677,000	$336,812
Bamburi Cement Co., Ltd.	460,041	833,938
Barclays Bank of Kenya, Ltd.	9,673,120	937,587
British American Tobacco Kenya, Ltd.	26,700	218,658
Centum Investment Co., Ltd.	1,534,080	618,297
Co-operative Bank of Kenya, Ltd. (The)	7,353,160	1,205,327
Diamond Trust Bank Kenya, Ltd.	741,600	1,144,306
East African Breweries, Ltd.	2,438,440	5,641,411
Equity Group Holdings, Ltd.	9,682,400	3,518,242
KCB Group, Ltd.	8,717,560	3,175,035
KenolKobil, Ltd.	3,645,800	492,409
Kenya Airways, Ltd.(1)	2,398,400	121,631
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	144,712
Kenya Power & Lighting, Ltd.	5,995,293	450,782
Nation Media Group, Ltd.	442,376	460,494
NIC Bank, Ltd.	852,975	266,527
Safaricom, Ltd.	36,720,800	7,970,374
Standard Chartered Bank Kenya, Ltd.	367,578	736,956

		$28,273,498

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$625,594
Agility Public Warehousing Co. KSC	1,981,192	5,353,841
Ahli United Bank	331,226	446,959
Al Ahli Bank of Kuwait KSCP	122,180	131,212
Al-Mazaya Holding Co.	2,215,009	811,374
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	374,162
Boubyan Petrochemicals Co.	2,067,187	3,891,653
Burgan Bank SAK	967,079	1,032,243
Combined Group Contracting Co. KSC	151,423	307,750
Commercial Bank of Kuwait KSCP	1,093,649	1,119,652
Commercial Real Estate Co. KSCC	2,487,729	606,991
Gulf Bank	1,477,708	1,202,415
Gulf Cable & Electrical Industries Co. KSCP	165,000	225,137
Gulf National Holding Co.(1)(2)	681,313	0
Human Soft Holding Co. KSC	132,306	1,838,506
KGL Logistics Co. KSCC(2)	1,080,300	144,895
Kuwait Finance House KSCP	3,198,520	5,087,845
Kuwait Food Co. (Americana) SAK	17,500	125,626
Kuwait International Bank	818,000	657,045
Kuwait Portland Cement Co. KSC	212,231	654,695
Kuwait Projects Co. Holdings KSC	964,872	1,067,197
Kuwait Real Estate Co. KSC(1)	4,262,083	775,771
Mabanee Co. SAKC	1,463,682	3,752,264
Mezzan Holding Co. KSCC	217,400	679,765

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co.	5,091,747	$7,049,565
National Bank of Kuwait SAK	3,002,617	6,679,880
National Industries Group Holding SAK(1)	3,619,875	1,351,420
National Investment Co.	645,000	214,498
National Real Estate Co. KPSC(1)	1,555,943	558,688
Qurain Petrochemical Industries Co. KSC	1,460,000	1,640,194
Salhia Real Estate Co. KSCP	243,824	312,774
Sultan Center Food Products Co.(1)(2)	2,160,000	381,532
VIVA Kuwait Telecom Co.	209,914	564,314

		$49,665,457

Latvia — 0.0%(6)
Grindeks(1)	12,000	$104,133
Latvian Shipping Co.(1)	96,000	78,522

		$182,655

Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$90,150
Solidere GDR(4)	32,539	247,296

		$337,446

Lithuania — 0.1%
Apranga PVA	363,680	$1,059,069
Energijos Skirstymo Operatorius AB	370,141	366,458
Klaipedos Nafta AB	1,576,663	827,155
Panevezio Statybos Trestas	323,592	388,527
Pieno Zvaigzdes	94,000	152,470
Rokiskio Suris	177,000	483,317
Siauliu Bankas	1,487,460	835,056

		$4,112,052

Malaysia — 2.9%
Aeon Co. (M) Bhd	1,017,000	$530,750
Affin Holdings Bhd	236,000	147,339
Alliance Financial Group Bhd	330,800	296,559
AMMB Holdings Bhd	276,900	314,809
Astro Malaysia Holdings Bhd	599,200	353,163
Axiata Group Bhd	2,471,675	2,781,099
Batu Kawan Bhd	100,300	441,436
Berjaya Corp. Bhd(1)	2,573,043	203,792
Berjaya Sports Toto Bhd	468,894	276,357
Boustead Holdings Bhd	577,500	353,782
British American Tobacco Malaysia Bhd	109,600	1,108,994
Bumi Armada Bhd(1)	7,146,500	1,264,759

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Bursa Malaysia Bhd	224,600	$554,617
Capitaland Malaysia Mall Trust	1,763,200	628,606
CIMB Group Holdings Bhd	1,113,066	1,706,074
Datasonic Group Bhd	1,594,400	460,449
Dialog Group Bhd	2,846,250	1,272,877
Digi.com Bhd	1,971,300	2,296,072
Eco World Development Group Bhd(1)	738,100	287,020
Felda Global Ventures Holdings Bhd	1,136,300	452,979
Fraser & Neave Holdings Bhd	45,500	267,999
Gamuda Bhd	1,487,900	1,906,283
Genting Bhd	1,560,000	3,419,648
Genting Malaysia Bhd	2,380,000	3,049,023
Genting Plantations Bhd	261,000	671,274
Globetronics Technology Bhd	359,900	510,377
Hartalega Holdings Bhd	829,400	1,426,438
Hong Leong Bank Bhd	167,700	611,819
Hong Leong Financial Group Bhd	136,200	532,785
IGB Real Estate Investment Trust	1,938,000	794,494
IHH Healthcare Bhd	3,346,700	4,484,447
IJM Corp. Bhd	1,497,540	1,207,063
Inari Amertron Bhd	2,452,500	1,205,379
IOI Corp. Bhd	2,220,568	2,301,409
IOI Properties Group Bhd	2,239,484	1,147,608
KLCCP Stapled Group	515,300	959,029
KNM Group Bhd(1)	7,927,875	480,000
Kossan Rubber Industries	458,100	679,779
KPJ Healthcare Bhd	403,200	396,328
Kuala Lumpur Kepong Bhd	270,750	1,568,865
Lafarge Malaysia Bhd	895,660	1,157,430
Landmarks Bhd(1)	576,800	122,266
LBS Bina Group Bhd	824,700	386,104
Magnum Bhd	617,940	249,039
Mah Sing Group Bhd	1,024,700	386,589
Malakoff Corp. Bhd	749,800	185,119
Malayan Banking Bhd	992,786	2,226,923
Malaysian Resources Corp. Bhd(1)	853,000	274,361
Maxis Bhd	1,255,300	1,623,005
Media Prima Bhd	567,300	124,251
MISC Bhd	314,240	546,555
MMC Corp. Bhd	662,000	382,705
Muhibbah Engineering (M) Bhd	1,581,000	1,001,957
My EG Services Bhd	8,886,600	4,532,840
Nestle Malaysia Bhd	27,000	534,575
Parkson Holdings Bhd(1)	749,278	99,482
Pavilion Real Estate Investment Trust	771,100	316,199
Petronas Chemicals Group Bhd	3,014,400	4,985,283

Security	Shares	Value

Malaysia (continued)
Petronas Dagangan Bhd	588,000	$3,301,045
Petronas Gas Bhd	268,500	1,159,316
PPB Group Bhd	357,300	1,427,788
Press Metal Bhd	2,604,000	1,629,957
Public Bank Bhd	620,198	2,935,438
QL Resources Bhd	260,900	300,138
RHB Bank Bhd	404,959	477,264
Sapura Energy Bhd	7,478,652	2,768,611
Silverlake Axis, Ltd.	1,586,300	673,785
Sime Darby Bhd	1,019,709	2,256,635
Sona Petroleum Bhd(1)(2)	1,449,600	0
SP Setia Bhd	2,194,200	1,783,299
Sunway Bhd	584,224	533,732
Sunway Real Estate Investment Trust	2,043,200	847,315
Supermax Corp. Bhd	1,466,700	679,996
Ta Ann Holdings Bhd	427,078	352,132
Tan Chong Motor Holdings Bhd	219,000	92,849
Telekom Malaysia Bhd	1,280,400	1,983,524
Tenaga Nasional Bhd	1,724,331	5,680,922
Top Glove Corp. Bhd	857,800	1,148,828
UEM Sunrise Bhd	2,038,500	570,010
UMW Holdings Bhd(1)	549,600	764,280
UMW Oil & Gas Corp. Bhd(1)	2,615,100	267,949
Unisem (M) Bhd	3,101,700	2,585,510
UOA Development Bhd	377,700	224,551
VS Industry Bhd	680,700	328,060
Wah Seong Corp. Bhd	697,402	152,698
YTL Corp. Bhd	2,626,518	893,356
YTL Power International Bhd	2,327,963	786,488

		$99,091,739

Mauritius — 0.8%
Alteo, Ltd.	901,317	$895,245
Attitude Property, Ltd.	1,092,500	329,690
Ciel Textile, Ltd.	269,144	371,197
CIEL, Ltd.	7,736,630	1,728,726
CIM Financial Services, Ltd.	3,733,385	989,160
ENL Land, Ltd.	783,385	1,070,969
IBL, Ltd.	309,981	360,035
LUX Island Resorts, Ltd.	1,032,447	1,743,341
MCB Group, Ltd.	1,641,506	12,946,789
Phoenix Beverages, Ltd.	33,742	445,335
Rogers & Co., Ltd.	608,300	511,098
SBM Holdings, Ltd.	17,661,817	3,706,470
Sun, Ltd., Class A(1)	87,613	105,386

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
Terra Mauricia, Ltd.	1,029,130	$949,216
United Basalt Products, Ltd.	187,150	624,037

		$26,776,694

Mexico — 6.3%
Alfa SAB de CV, Series A	5,949,820	$8,441,786
Alpek SAB de CV	210,700	252,625
Alsea SAB de CV	1,605,700	6,087,040
America Movil SAB de CV, Series L	48,525,790	38,930,257
Arca Continental SAB de CV	288,500	2,170,337
Bolsa Mexicana de Valores SAB de CV	915,200	1,607,636
Cemex SAB de CV, Series CPO(1)	14,611,718	13,751,258
Coca-Cola Femsa SAB de CV, Series L	286,300	2,427,802
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	531,529
El Puerto de Liverpool SAB de CV	262,181	2,070,289
Empresas ICA SAB de CV(1)	2,075,736	176,135
Fibra Uno Administracion SA de CV	2,059,767	3,897,370
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	12,701,045
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,967,199
Gentera SAB de CV	2,673,100	4,012,136
Gruma SAB de CV, Class B	98,200	1,281,179
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	866,108
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	5,372,579
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	6,279,878
Grupo Bimbo SAB de CV, Series A	1,495,508	3,769,105
Grupo Carso SAB de CV, Series A1	1,023,400	4,323,951
Grupo Comercial Chedraui SA de CV	208,900	428,188
Grupo Elektra SAB de CV	140,026	5,848,243
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	14,290,370
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,933,367
Grupo Financiero Santander Mexico SAB de CV, Class B	652,200	1,262,085
Grupo Mexico SAB de CV, Series B	4,413,035	12,398,686
Grupo Sanborns SAB de CV	223,900	262,407
Grupo Televisa SAB, Series CPO	4,213,471	20,558,047
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,938,581
Industrias CH SAB de CV, Series B(1)	194,112	962,605
Industrias Penoles SAB de CV	137,229	3,103,857
Infraestructura Energetica Nova SAB de CV	250,400	1,334,593
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,999,807
Megacable Holdings SAB de CV, Series CPO	40,500	164,020
Mexichem SAB de CV	1,515,367	4,058,791
Minera Frisco SAB de CV(1)	873,200	546,088
Nemak SAB de CV(3)	325,400	312,872
OHL Mexico SAB de CV	366,100	528,108
Organizacion Soriana SAB de CV, Class B(1)	166,700	388,534

Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	416,700	$4,977,784
Telesites SAB de CV(1)	2,436,230	1,790,719
Ternium SA ADR	70,322	1,975,345
TV Azteca SAB de CV, Series CPO	1,018,565	172,298
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,094,189

		$214,246,828

Morocco — 0.8%
Attijariwafa Bank	81,912	$3,738,469
Banque Centrale Populaire	74,120	2,232,110
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	204,221
BMCE Bank	66,776	1,509,284
Cosumar	32,908	1,432,813
Delta Holding SA	35,000	110,891
Douja Promotion Groupe Addoha SA	372,601	1,882,580
Label Vie	5,348	786,386
LafargeHolcim Maroc SA	18,125	3,923,228
Lesieur Cristal	38,360	592,381
Managem SA	7,900	1,121,943
Maroc Telecom	358,271	5,212,151
Samir(1)(2)	19,247	0
Societe d’Exploitation des Ports	28,600	423,448
Sonasid(1)	5,872	233,045
Taqa Morocco	26,192	2,341,990
Wafa Assurance	716	341,546

		$26,086,486

Nigeria — 0.4%
Access Bank PLC	14,469,911	$367,767
Ashaka Cem PLC	105	5
Dangote Cement PLC	2,191,891	1,224,838
Dangote Sugar Refinery PLC	4,385,654	107,465
Diamond Bank PLC(1)	12,314,600	41,764
Ecobank Transnational, Inc.	12,099,560	462,078
FBN Holdings PLC	27,727,599	481,650
FCMB Group PLC	21,258,724	72,413
Fidelity Bank PLC	15,112,844	54,194
Flour Mills of Nigeria PLC	1,874,895	138,171
Forte Oil PLC(1)	2,086,402	285,151
Guaranty Trust Bank PLC	20,343,994	1,945,017
Guiness Nigeria PLC	856,034	159,128
Lafarge Africa PLC	3,897,771	520,142
Lekoil, Ltd.(1)	1,110,205	233,041
Nestle Nigeria PLC	388,412	955,448

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)
Nigerian Breweries PLC	4,077,383	$1,756,171
Oando PLC(1)	14,592,401	289,882
PZ Cussons Nigeria PLC	950,083	55,417
SEPLAT Petroleum Development Co. PLC(3)	728,540	979,944
Skye Bank PLC(1)	17,576,580	28,810
Stanbic IBTC Holdings PLC	1,857,245	167,175
Transnational Corp. of Nigeria PLC(1)	22,334,373	87,128
UAC of Nigeria PLC	4,061,181	198,900
Unilever Nigeria PLC	2,074,728	207,490
United Bank for Africa PLC	25,390,531	606,737
Zenith Bank PLC	21,731,635	1,240,648

		$12,666,574

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	166,191	$56,317
Al Maha Petroleum Products Marketing Co., LLC	36,500	128,622
Bank Dhofar SAOG	1,976,068	1,143,770
Bank Muscat SAOG	3,258,638	3,186,022
Bank Nizwa SAOG(1)	941,624	229,526
Bank Sohar SAOG	4,780,831	1,802,184
Dhofar International Development & Investment Holding SAOG(1)	316,407	255,560
Galfar Engineering & Contracting SAOG(1)	1,569,283	307,885
HSBC Bank Oman SAOG	2,331,977	740,331
National Bank of Oman SAOG	2,668,462	1,463,765
Oman Cables Industry SAOG	192,264	795,512
Oman Cement Co. SAOG	956,735	1,114,670
Oman Flour Mills Co. SAOG	543,700	1,248,726
Oman Telecommunications Co. SAOG	1,348,933	3,992,898
Ominvest	1,531,268	2,053,425
Ooredoo	1,374,678	1,606,327
Raysut Cement Co. SAOG	523,326	1,337,950
Renaissance Services SAOG(1)	1,561,017	831,871
Sembcorp Salalah Power & Water Co.	554,425	309,125
Shell Oman Marketing Co. SAOG	66,100	313,995

		$22,918,481

Pakistan — 1.3%
Adamjee Insurance Co., Ltd.	549,644	$356,610
Attock Petroleum, Ltd.	103,400	616,132
Bank AL Habib, Ltd.	309,500	168,005
Bank Alfalah, Ltd.(1)	1,609,394	614,565
Bank of Punjab, (The)(1)	2,431,500	271,478
Cherat Cement Co., Ltd.	236,000	405,144
D.G. Khan Cement Co., Ltd.	528,320	1,072,801

Security	Shares	Value

Pakistan (continued)
Engro Corp., Ltd.	443,116	$1,375,747
Engro Fertilizers, Ltd.	706,500	371,333
Engro Foods, Ltd.	467,100	538,659
Fatima Fertilizer Co., Ltd.	952,500	299,832
Fauji Cement Co., Ltd.	1,338,000	523,006
Fauji Fertilizer Bin Qasim, Ltd.	841,000	340,447
Fauji Fertilizer Co., Ltd.	1,196,614	941,016
Ferozsons Laboratories, Ltd.	32,400	119,875
Habib Bank, Ltd.	1,179,133	3,034,804
Hascol Petroleum, Ltd.	139,100	452,375
Honda Atlas Cars Pakistan, Ltd.	41,079	336,929
Hub Power Co., Ltd.	3,353,400	3,756,010
Indus Motor Co., Ltd.	41,980	712,659
International Steels, Ltd.	135,000	164,592
K-Electric, Ltd.(1)	10,456,000	688,149
Kot Addu Power Co., Ltd.	1,728,500	1,190,965
Lucky Cement, Ltd.	329,700	2,643,243
Maple Leaf Cement Factory, Ltd.	362,000	382,880
Mari Petroleum Co., Ltd.	29,192	438,379
MCB Bank, Ltd.	1,447,325	2,907,669
Millat Tractors, Ltd.	119,329	1,564,963
National Bank of Pakistan	1,144,026	643,649
Nishat Mills, Ltd.	2,017,480	3,052,723
Oil & Gas Development Co., Ltd.	1,325,500	1,778,809
Packages, Ltd.	44,150	292,285
Pak Elektron, Ltd.	1,144,000	1,203,894
Pak Suzuki Motor Co., Ltd.	121,600	899,164
Pakistan Oilfields, Ltd.	215,100	942,779
Pakistan Petroleum, Ltd.	1,063,002	1,500,253
Pakistan State Oil Co., Ltd.	384,947	1,421,912
Pakistan Telecommunication Co., Ltd.	2,767,500	411,606
Pioneer Cement, Ltd.	233,500	289,456
Searle Co., Ltd. (The)	584,214	2,847,167
SUI Northern Gas Pipelines, Ltd.(1)	525,500	743,667
SUI Southern Gas Co., Ltd.(1)	2,055,152	714,115
Thal, Ltd.	121,600	701,830
TRG Pakistan(1)	2,295,587	876,819
United Bank, Ltd.	673,325	1,515,129

		$46,123,524

Panama — 0.3%
Copa Holdings SA, Class A	80,908	$9,466,236

		$9,466,236

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Peru — 1.5%
Alicorp SAA	3,179,356	$7,971,649
BBVA Banco Continental SA	518,831	714,361
Cementos Pacasmayo SAA	174,644	403,459
Cia de Minas Buenaventura SA ADR	280,456	3,225,244
Cia Minera Milpo SA(1)	815,683	851,737
Credicorp, Ltd.	95,296	17,095,149
Enel Generacion Peru SAA	2,930,732	2,085,320
Ferreycorp SAA	4,175,192	2,327,768
Fossal SAA(1)	44,331	5,599
Grana y Montero SAA(1)	1,585,913	1,055,159
Intercorp Financial Services, Inc.	54,000	1,836,000
Luz del Sur SAA	108,968	386,330
Minsur SA(1)	1,034,898	433,532
Refineria La Pampilla SA Relapasa(1)	681,460	47,229
Sociedad Minera Cerro Verde SAA(1)	35,235	732,888
Southern Copper Corp.	326,255	11,298,211
Union Andina de Cementos SAA	278,400	202,379

		$50,672,014

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,443,400
Aboitiz Power Corp.	3,401,900	2,622,661
Alliance Global Group, Inc.	2,897,300	820,772
Ayala Corp.	201,738	3,400,440
Ayala Land, Inc.	4,584,708	3,611,970
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,663,092
BDO Unibank, Inc.	1,400,019	3,441,710
Bloomberry Resorts Corp.(1)	14,372,500	2,631,999
CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	523,851
Century Pacific Food, Inc.	1,007,500	359,480
Cosco Capital, Inc.	1,868,100	292,293
D&L Industries, Inc.	4,542,000	1,081,812
DMCI Holdings, Inc.	2,556,500	714,432
Emperador, Inc.	3,420,000	510,884
Energy Development Corp.	14,742,350	1,766,407
Filinvest Land, Inc.	16,105,546	532,664
First Gen Corp.	2,648,860	991,876
First Philippine Holdings Corp.	403,650	559,912
Global Ferronickel Holdings, Inc.(1)	7,230,000	360,477
Globe Telecom, Inc.	68,575	2,783,658
GMA Holdings, Inc. PDR	1,242,100	146,703
GT Capital Holdings, Inc.	54,000	1,293,244
International Container Terminal Services, Inc.	551,900	1,069,040
JG Summit Holdings, Inc.	2,048,150	3,286,963

Security	Shares	Value

Philippines (continued)
Jollibee Foods Corp.	1,132,220	$4,574,687
Lopez Holdings Corp.	8,390,900	1,200,064
LT Group, Inc.	1,987,400	578,732
Manila Electric Co.	464,684	2,401,300
Manila Water Co.	1,474,000	906,996
Megaworld Corp.	10,700,000	910,961
Melco Resorts And Entertainment (Philippines) Corp.(1)	10,101,200	1,750,153
Metro Pacific Investments Corp.	10,567,300	1,337,588
Metro Retail Stores Group, Inc.	1,991,000	181,137
Metropolitan Bank & Trust Co.	804,523	1,393,885
Nickel Asia Corp.	9,129,938	1,157,459
Petron Corp.	2,395,000	459,263
Philex Mining Corp.	3,645,900	650,256
PLDT, Inc.	203,575	7,244,472
Puregold Price Club, Inc.	1,964,200	1,734,375
Robinsons Land Corp.	1,290,000	618,929
Robinsons Retail Holdings, Inc.	1,077,190	1,855,365
San Miguel Corp.	484,300	998,053
Security Bank Corp.	248,900	1,070,301
Semirara Mining & Power Corp.	979,830	3,114,949
SM Investments Corp.	354,720	5,639,621
SM Prime Holdings, Inc.	9,291,350	6,070,822
SSI Group, Inc.(1)	2,093,000	170,580
Travellers International Hotel Group, Inc.	3,644,200	249,703
Universal Robina Corp.	1,964,140	6,344,643
Vista Land & Lifescapes, Inc.	6,128,000	705,784
Xurpas, Inc.	833,800	139,939

		$92,369,757

Poland — 3.1%
Agora SA	64,445	$259,490
Alior Bank SA(1)	98,462	1,640,247
AmRest Holdings SE(1)	24,441	2,341,322
Asseco Poland SA	309,112	4,068,271
Bank Handlowy w Warszawie SA	44,485	825,726
Bank Millennium SA(1)	697,490	1,402,186
Bank Pekao SA	150,085	5,053,395
Bank Zachodni WBK SA	19,704	1,819,242
Boryszew SA(1)	350,000	1,074,743
Budimex SA	50,276	3,228,919
CCC SA	34,283	2,080,172
CD Projekt SA	49,801	1,156,086
Ciech SA	40,900	674,116
Cyfrowy Polsat SA(1)	623,826	4,155,565
Enea SA(1)	145,490	524,265

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
Energa SA	389,300	$1,100,088
Eurocash SA	288,203	2,410,958
Getin Noble Bank SA(1)	530,473	201,776
Globe Trade Centre SA	183,554	480,484
Grupa Azoty SA	31,054	530,879
Grupa Kety SA	1,241	145,605
Grupa Lotos SA(1)	116,903	1,609,585
ING Bank Slaski SA(1)	15,900	782,128
Jastrzebska Spolka Weglowa SA(1)	164,142	3,276,483
KGHM Polska Miedz SA	230,446	6,873,793
KRUK SA	21,183	1,760,206
LPP SA	2,052	3,960,572
Lubelski Wegiel Bogdanka SA(1)	10,688	192,506
mBank SA(1)	22,522	2,807,808
Medicalgorithmics SA	1,784	146,838
Netia SA	610,010	679,286
Orange Polska SA	2,339,445	3,239,463
Orbis SA	135,560	3,107,960
PGE SA	2,425,400	7,924,397
PKP Cargo SA(1)	1,620	26,471
Polski Koncern Naftowy ORLEN SA	327,914	9,904,914
Polskie Gornictwo Naftowe i Gazownictwo SA	2,209,947	3,770,331
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	9,000,472
Powszechny Zaklad Ubezpieczen SA	664,397	7,993,786
Synthos SA	418,000	546,948
Tauron Polska Energia SA(1)	3,658,454	3,534,577

		$106,312,059

Qatar — 1.5%
Aamal Co. QSC	97,022	$300,628
Al Khalij Commercial Bank PQSC	23,006	85,166
Al Meera Consumer Goods Co.	16,300	606,544
Barwa Real Estate Co.	295,049	2,601,772
Commercial Bank QSC (The)(1)	194,625	1,618,087
Doha Bank QSC	154,273	1,282,884
Gulf International Services QSC	169,144	955,776
Gulf Warehousing Co.	32,900	433,728
Industries Qatar	204,177	5,313,414
Masraf Al Rayan QSC	348,259	3,750,020
Mazaya Qatar Real Estate Development QSC(1)	137,946	403,577
Medicare Group	34,182	764,419
Ooredoo QSC	233,532	5,856,375
Qatar Electricity & Water Co. QSC	75,180	3,898,863
Qatar First Bank(1)	153,900	322,556
Qatar Gas Transport Co., Ltd.	751,391	3,477,473
Qatar Insurance Co.	129,007	2,371,094

Security	Shares	Value

Qatar (continued)
Qatar International Islamic Bank	32,210	$485,525
Qatar Islamic Bank	69,898	1,772,459
Qatar National Bank QPSC	218,657	7,574,630
Qatar National Cement Co. QSC	32,334	580,546
Qatar Navigation QSC	79,551	1,508,656
Qatari Investors Group	63,900	843,186
Salam International Investment, Ltd. QSC	30,886	77,991
United Development Co. QSC	435,762	2,035,077
Vodafone Qatar QSC(1)	694,900	1,623,280

		$50,543,726

Romania — 0.8%
Antibiotice SA	1,843,129	$250,418
Banca Transilvania SA	16,891,128	11,363,628
BRD-Groupe Societe Generale SA	1,094,113	3,698,899
OMV Petrom SA	50,671,803	3,602,159
Societatea Energetica Electrica SA	487,300	1,600,691
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,636,938
Societatea Nationala Nuclearelectrica SA	322,130	515,814
Transelectrica SA	247,700	1,696,771
Transgaz SA Medias	14,233	1,277,566

		$26,642,884

Russia — 5.3%
Aeroflot PJSC(1)	1,003,630	$3,316,990
Alrosa PJSC	2,299,700	3,376,336
Etalon Group, Ltd. GDR(4)	54,201	195,032
Evraz PLC(1)	568,676	1,531,669
Federal Grid Co. Unified Energy System PJSC	1,439,720,600	4,194,073
Gazprom PJSC ADR	3,815,671	15,112,617
Global Ports Investments PLC GDR(1)(4)	23,200	81,439
Globaltrans Investment PLC GDR(4)	236,017	1,796,474
Inter RAO UES PJSC	19,387,000	1,254,934
Lenta, Ltd. GDR(1)(4)	253,221	1,470,971
LSR Group PJSC GDR(4)	27,933	79,609
Lukoil PJSC ADR	274,897	13,398,810
Magnit PJSC	103,968	16,181,892
Magnitogorsk Iron & Steel PJSC	833,400	471,039
Mail.ru Group, Ltd. GDR(1)(4)	261,010	6,888,508
MegaFon PJSC GDR(4)	155,915	1,425,526
MMC Norilsk Nickel PJSC ADR	645,862	8,905,266
Mobile TeleSystems PJSC	2,364,243	9,447,861
Moscow Exchange MICEX-RTS PJSC	1,294,850	2,308,492
Mosenergo PJSC	12,772,962	484,297
Novatek PJSC GDR(4)	43,873	4,893,185

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
Novolipetsk Steel PJSC GDR	118,024	$2,282,420
PhosAgro PJSC GDR(4)	77,473	1,028,141
PIK Group PJSC(1)	113,450	560,351
Polymetal International PLC	300,059	3,364,953
QIWI PLC ADR	134,500	3,319,460
Rosneft Oil Co. PJSC GDR(4)	738,057	4,015,740
Rosseti PJSC	139,187,873	1,898,029
Rostelecom PJSC	485,738	587,407
Rostelecom PJSC ADR	31,284	227,278
RusHydro PJSC	259,712,952	3,492,427
Sberbank of Russia PJSC	7,137,770	17,698,010
Severstal PJSC GDR(4)	219,504	2,877,473
Sistema PJSC FC	5,451,300	1,130,954
Sistema PJSC FC GDR(4)	166,806	697,746
Surgutneftegas OJSC ADR	643,884	2,770,863
Surgutneftegas OJSC ADR, PFC Shares	73,700	362,604
Surgutneftegas OJSC, PFC Shares	4,613,317	2,238,406
Tatneft PJSC ADR	166,895	6,292,055
Transneft PJSC, PFC Shares	1,025	2,776,389
Unipro PJSC	9,801,000	415,489
VEON, Ltd. ADR	849,030	3,319,707
VTB Bank PJSC	1,899,530,000	2,056,002
VTB Bank PJSC GDR(4)	486,602	1,024,244
X5 Retail Group NV GDR(1)(4)	226,978	7,858,205
Yandex NV, Class A(1)	450,500	11,821,120

		$180,930,493

Slovenia — 0.8%
Cinkarna Celje DD	5,206	$997,031
Gorenje DD(1)	120,554	867,600
KRKA DD	158,974	9,985,587
Luka Koper	34,436	1,197,270
Petrol	15,934	6,822,261
Pozavarovalnica Sava DD	64,657	1,115,019
Telekom Slovenije DD	27,595	2,678,505
Zavarovalnica Triglav DD	70,194	2,004,971

		$25,668,244

South Africa — 5.4%
AECI, Ltd.	108,017	$877,532
African Phoenix Investments, Ltd.(1)	959,888	48,508
African Rainbow Minerals, Ltd.	33,300	214,351
Anglo American Platinum, Ltd.(1)	15,100	345,916
AngloGold Ashanti, Ltd.	70,634	689,669
AngloGold Ashanti, Ltd. ADR	79,199	769,814

Security	Shares	Value

South Africa (continued)
Aspen Pharmacare Holdings, Ltd.	301,772	$6,621,571
Assore, Ltd.	24,358	362,707
Astral Foods, Ltd.	26,100	295,203
Aveng, Ltd.(1)	697,596	311,901
AVI, Ltd.	228,000	1,655,829
Barclays Africa Group, Ltd.	203,773	2,240,577
Barloworld, Ltd.	463,800	3,854,054
Bid Corp., Ltd.	455,103	10,396,054
Bidvest Group, Ltd. (The)	455,103	5,480,527
Clicks Group, Ltd.	218,200	2,332,037
DataTec, Ltd.	305,900	1,408,188
Discovery, Ltd.	221,254	2,163,678
Exxaro Resources, Ltd.	92,500	657,182
FirstRand, Ltd.	956,285	3,448,675
Foschini Group, Ltd. (The)	104,323	1,094,769
Gold Fields, Ltd.	255,380	878,240
Grindrod, Ltd.(1)	350,600	296,365
Growthpoint Properties, Ltd.	1,244,700	2,328,475
Harmony Gold Mining Co., Ltd.	38,100	62,960
Hosken Consolidated Investments, Ltd.	33,700	343,856
Hyprop Investments, Ltd.	65,400	583,558
Impala Platinum Holdings, Ltd.(1)	133,586	376,590
Imperial Holdings, Ltd.	130,900	1,607,219
Investec, Ltd.	156,600	1,154,219
JSE, Ltd.	45,700	427,882
Kumba Iron Ore, Ltd.(1)	22,200	290,051
Lewis Group, Ltd.	39,800	99,057
Liberty Holdings, Ltd.	67,700	582,233
Life Healthcare Group Holdings, Ltd.	709,548	1,389,957
Massmart Holdings, Ltd.	48,804	394,063
MMI Holdings, Ltd.	554,133	857,214
Mondi, Ltd.	134,531	3,484,153
Montauk Holdings, Ltd.	40,451	64,988
Mr Price Group, Ltd.	188,400	2,246,049
MTN Group, Ltd.	2,099,580	18,302,964
Murray & Roberts Holdings, Ltd.	689,700	689,216
Nampak, Ltd.(1)	677,282	983,028
Naspers, Ltd., Class N	125,876	24,789,102
Nedbank Group, Ltd.	141,600	2,260,980
Netcare, Ltd.	659,100	1,296,129
Northam Platinum, Ltd.(1)	298,659	923,125
Pick’n Pay Stores, Ltd.	213,731	963,424
Rand Merchant Investment Holdings, Ltd.	449,000	1,338,267
Redefine Properties, Ltd.	1,959,096	1,575,533
Remgro, Ltd.	237,905	3,880,811
Reunert, Ltd.	401,800	2,251,809

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
RMB Holdings, Ltd.	520,200	$2,337,027
Sanlam, Ltd.	883,390	4,375,311
Santam, Ltd.	27,610	505,343
Sappi, Ltd.	593,587	3,950,191
Sasol, Ltd.	446,059	12,515,324
Shoprite Holdings, Ltd.	419,647	6,398,948
Sibanye Gold, Ltd.	1,052,080	1,208,876
SPAR Group, Ltd. (The)	79,260	933,976
Standard Bank Group, Ltd.	605,849	6,672,003
Steinhoff International Holdings NV	1,020,600	5,211,625
Sun International, Ltd.	33,860	142,781
Telkom SA SOC, Ltd.	333,000	1,566,426
Tiger Brands, Ltd.	207,487	5,833,605
Tongaat Hulett, Ltd.	25,322	225,480
Truworths International, Ltd.	299,341	1,635,370
Vodacom Group, Ltd.	444,200	5,581,633
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,188,763
Woolworths Holdings, Ltd.	355,542	1,676,990

		$183,949,931

South Korea — 5.9%
AMOREPACIFIC Corp.	10,613	$2,818,670
AMOREPACIFIC Group	19,571	2,223,970
BNK Financial Group, Inc.	55,807	533,614
Bukwang Pharmaceutical Co., Ltd.	33,651	627,618
Cell Biotech Co., Ltd.	7,242	246,012
Celltrion, Inc.(1)	50,028	5,031,151
Chabiotech Co., Ltd.(1)	115,772	1,259,531
Cheil Worldwide, Inc.	38,050	611,998
CJ CheilJedang Corp.	3,500	1,105,368
CJ Corp.	7,083	1,173,102
CJ Korea Express Corp.(1)	4,378	690,840
CJ O Shopping Co., Ltd.	1,122	187,778
Coway Co., Ltd.	15,560	1,414,122
Daelim Industrial Co., Ltd.	6,870	534,629
Daesang Corp.	29,700	686,797
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	398,090
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,580
DGB Financial Group Co., Ltd.	64,880	668,892
Dong-A ST Co., Ltd.	5,069	408,437
Dongbu Insurance Co., Ltd.	9,442	561,119
Doosan Corp.	4,600	478,641
E-MART, Inc.	8,311	1,702,790
Green Cross Corp.	2,863	436,774
Green Cross Holdings Corp.	9,800	272,309

Security	Shares	Value

South Korea (continued)
GS Engineering & Construction Corp.(1)	35,833	$954,248
GS Holdings Corp.	47,154	2,810,519
Hana Financial Group, Inc.	64,225	2,536,405
Hanjin Kal Corp.(1)	8,977	207,932
Hanjin Transportation Co., Ltd.	10,500	337,645
Hankook Tire Co., Ltd.	27,617	1,535,136
Hanmi Pharmaceutical Co., Ltd.(1)	3,039	990,427
Hanmi Science Co., Ltd.(1)	24,427	1,800,106
Hanwha Chemical Corp.	65,820	1,736,903
Hanwha Corp.	27,900	1,156,207
Hotel Shilla Co., Ltd.	12,750	636,010
Hyosung Corp.	18,800	2,753,054
Hyundai Construction Equipment Co., Ltd.(1)	112	33,674
Hyundai Department Store Co., Ltd.	5,600	540,900
Hyundai Development Co. Engineering & Construction	26,580	1,091,687
Hyundai Electric & Energy Systems Co., Ltd.(1)	116	31,582
Hyundai Engineering & Construction Co., Ltd.	26,794	1,079,428
Hyundai Glovis Co., Ltd.	11,450	1,571,218
Hyundai Heavy Industries Co., Ltd.(1)	1,784	275,824
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	493,569
Hyundai Mobis Co., Ltd.	12,626	2,760,191
Hyundai Motor Co.	33,990	4,739,061
Hyundai Motor Co., Second PFC Shares	3,773	384,172
Hyundai Robotics Co., Ltd.(1)	379	128,028
Hyundai Steel Co.	49,615	2,694,920
Hyundai Wia Corp.	6,700	408,644
InBody Co., Ltd.	11,574	275,419
Industrial Bank of Korea	71,500	889,859
Kangwon Land, Inc.	36,658	1,117,060
KB Financial Group, Inc.	81,707	4,125,404
KB Financial Group, Inc. ADR	7,488	378,069
KCC Corp.	1,710	652,804
Kia Motors Corp.	64,887	2,166,943
KIWOOM Securities Co., Ltd.	8,011	653,395
Korea Electric Power Corp.	262,607	9,364,476
Korea Gas Corp.(1)	15,047	699,825
Korea Investment Holdings Co., Ltd.	10,700	655,671
Korea Zinc Co., Ltd.	5,700	2,271,367
Korean Air Lines Co., Ltd.(1)	18,577	628,305
Korean Reinsurance Co.	52,474	554,901
KT Corp.	87,949	2,507,652
KT&G Corp.	49,980	5,112,536
Kumho Petrochemical Co., Ltd.	4,900	315,274
LG Chem, Ltd.	23,459	5,969,690
LG Corp.	45,183	3,054,727
LG Display Co., Ltd.	33,200	1,073,755

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
LG Electronics, Inc.	9,019	$632,732
LG Hausys, Ltd.	4,611	441,399
LG Household & Health Care, Ltd.	3,800	3,301,830
LG Uplus Corp.	278,220	3,794,288
Lotte Chemical Corp.	10,200	3,069,960
LOTTE Fine Chemical Co., Ltd.	10,800	371,593
Lotte Shopping Co., Ltd.	4,500	1,194,177
LS Corp.	7,030	448,156
LS Industrial Systems Co., Ltd.	4,500	219,622
Macrogen, Inc.(1)	13,950	343,914
Medy-Tox, Inc.	5,201	2,546,926
Mirae Asset Daewoo Co., Ltd.	118,556	1,143,864
Naver Corp.	3,131	2,295,120
NCsoft Corp.	5,300	1,757,969
NH Investment & Securities Co., Ltd.	51,222	664,602
Nong Shim Co., Ltd.	1,100	324,593
OCI Co., Ltd.	1,020	79,939
ORION Corp.	1,200	821,221
Osstem Implant Co., Ltd.(1)	12,166	557,388
POSCO	23,524	5,892,575
Posco Daewoo Corp.	10,502	204,761
S-Oil Corp.	24,372	2,019,280
S1 Corp.	10,130	858,881
Samsung Biologics Co., Ltd.(1)(3)	8,264	2,108,058
Samsung C&T Corp.	21,421	2,771,625
Samsung Card Co., Ltd.	10,660	364,225
Samsung Electro-Mechanics Co., Ltd.	16,480	1,471,145
Samsung Electronics Co., Ltd.	11,354	23,648,343
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,157,006
Samsung Heavy Industries Co., Ltd.(1)	9,500	103,489
Samsung Life Insurance Co., Ltd.	23,664	2,419,223
Samsung SDI Co., Ltd.	7,925	1,189,729
Samsung Securities Co., Ltd.	14,212	512,739
Seegene, Inc.(1)	19,291	636,123
Shinhan Financial Group Co., Ltd.	102,298	4,413,664
Shinsegae, Inc.	2,179	437,085
SK Chemicals Co., Ltd.	12,100	778,535
SK Holdings Co., Ltd.	6,366	1,547,383
SK Hynix, Inc.	58,370	3,436,806
SK Innovation Co., Ltd.	67,596	9,361,795
SK Telecom Co., Ltd.	33,743	7,846,237
SK Telecom Co., Ltd. ADR	19,826	508,933
ViroMed Co., Ltd.(1)	12,347	1,109,310
Woori Bank	20,809	335,210
Yuhan Corp.	7,108	1,528,121
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,990

		$201,906,018

Security	Shares	Value

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$641,342
Aitken Spence PLC	867,213	384,830
Ceylon Tobacco Co. PLC	96,609	623,079
Chevron Lubricants Lanka PLC	1,378,614	1,500,828
Commercial Bank of Ceylon PLC	3,143,059	2,856,726
DFCC Bank PLC	648,984	545,808
Dialog Axiata PLC	15,786,381	1,235,820
Hatton National Bank PLC	1,685,388	2,656,686
Hemas Holdings PLC	1,663,050	1,669,735
John Keells Holdings PLC	5,864,940	6,840,006
Melstacorp PLC	6,203,001	2,788,232
National Development Bank PLC	1,091,963	1,024,725
Nations Trust Bank PLC	934,186	499,976
Nestle Lanka PLC	14,336	196,070
Sampath Bank PLC	861,000	1,613,554
Teejay Lanka PLC	1,870,121	512,394

		$25,589,811

Taiwan — 6.3%
Acer, Inc.	948,490	$496,822
Advanced Semiconductor Engineering, Inc.	1,338,830	1,716,046
Advantech Co., Ltd.	225,963	1,599,651
Altek Corp.	206,437	169,573
Ambassador Hotel	221,000	170,717
AmTRAN Technology Co., Ltd.	376,765	259,311
Asia Cement Corp.	1,183,967	1,015,230
Asia Optical Co., Inc.(1)	187,913	335,172
Asustek Computer, Inc.	216,174	2,041,708
AU Optronics Corp.	3,013,925	1,375,676
AU Optronics Corp. ADR	33,754	153,918
Capital Securities Corp.	605,143	198,694
Catcher Technology Co., Ltd.	215,100	2,563,654
Cathay Financial Holding Co., Ltd.	2,145,019	3,530,759
Cathay Real Estate Development Co., Ltd.	462,000	299,196
Chang Hwa Commercial Bank, Ltd.	1,976,453	1,133,326
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,788,184
Cheng Uei Precision Industry Co., Ltd.	149,516	205,323
Chicony Electronics Co., Ltd.	159,718	404,597
China Airlines, Ltd.	940,963	285,440
China Development Financial Holding Corp.	5,090,106	1,477,670
China Life Insurance Co., Ltd.	983,749	980,681
China Motor Corp.	1,026,930	963,543
China Petrochemical Development Corp.(1)	1,522,857	582,870
China Steel Corp.	6,433,886	5,231,802
Chipbond Technology Corp.	240,000	369,005
Chong Hong Construction Co., Ltd.	165,761	374,123

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co., Ltd.	2,476,909	$8,786,830
Clevo Co.	206,579	185,349
Compal Electronics, Inc.	1,488,557	1,002,855
Coretronic Corp.	169,387	231,795
CTBC Financial Holding Co., Ltd.	6,143,273	4,026,705
Delta Electronics, Inc.	434,356	2,376,075
E.Sun Financial Holding Co., Ltd.	2,628,688	1,615,433
Elan Microelectronics Corp.	142,410	197,859
Epistar Corp.(1)	321,439	296,073
Eternal Materials Co., Ltd.	345,850	387,880
EVA Airways Corp.	1,768,426	874,793
Evergreen Marine Corp.(1)	1,171,314	594,412
Everlight Chemical Industrial Corp.	379,054	227,422
Everlight Electronics Co., Ltd.	103,212	166,195
Far Eastern Department Stores, Ltd.	1,496,944	774,938
Far Eastern International Bank	1,013,613	325,886
Far Eastern New Century Corp.	2,069,313	1,682,303
Far EasTone Telecommunications Co., Ltd.	1,199,364	3,054,757
Faraday Technology Corp.	262,329	331,396
Feng Hsin Steel Co., Ltd.	172,000	286,118
FIH Mobile, Ltd.	1,168,000	360,577
First Financial Holding Co., Ltd.	3,478,351	2,325,860
Formosa Chemicals & Fibre Corp.	1,780,214	5,584,865
Formosa International Hotels Corp.	40,132	218,357
Formosa Petrochemical Corp.	985,153	3,397,648
Formosa Plastics Corp.	2,620,853	7,984,602
Formosa Taffeta Co., Ltd.	545,000	546,975
Formosan Rubber Group, Inc.	405,000	201,674
Foxconn Technology Co., Ltd.	340,221	1,026,137
Fubon Financial Holding Co., Ltd.	1,538,833	2,448,765
Giant Manufacturing Co., Ltd.	228,093	1,303,729
Gintech Energy Corp.(1)	320,371	168,384
Goldsun Building Materials Co., Ltd.	617,053	184,738
Great Wall Enterprise Co., Ltd.	321,362	341,278
Highwealth Construction Corp.	325,556	538,855
Hiwin Technologies Corp.	184,905	1,247,242
Hon Hai Precision Industry Co., Ltd.	2,955,636	11,361,431
Hotai Motor Co., Ltd.	98,000	1,226,210
HTC Corp.(1)	246,311	587,390
Hua Nan Financial Holdings Co., Ltd.	2,838,133	1,646,447
Huaku Development Co., Ltd.	187,010	431,619
Innolux Corp.	2,855,987	1,491,156
Inventec Corp.	1,330,753	1,083,844
King Yuan Electronics Co., Ltd.	711,274	727,810
Kinsus Interconnect Technology Corp.	166,280	440,608
Largan Precision Co., Ltd.	21,042	3,350,193

Security	Shares	Value

Taiwan (continued)
LCY Chemical Corp.	253,644	$349,304
Lite-On Technology Corp.	751,508	1,233,543
Macronix International Corp., Ltd.(1)	1,015,868	556,815
MediaTek, Inc.	378,371	3,237,007
Mega Financial Holding Co., Ltd.	3,731,240	3,101,803
Merida Industry Co., Ltd.	435,907	2,333,109
Mitac Holdings Corp.	325,498	415,369
Nan Kang Rubber Tire Co., Ltd.	889,819	837,689
Nan Ya Plastics Corp.	3,006,303	7,456,613
Nanya Technology Corp.	311,276	559,976
Novatek Microelectronics Corp., Ltd.	263,479	1,063,927
Oriental Union Chemical Corp.	453,200	362,137
Pegatron Corp.	553,486	1,731,421
Phison Electronics Corp.	43,692	539,764
Pou Chen Corp.	2,168,764	2,999,074
Powertech Technology, Inc.	366,725	1,131,255
President Chain Store Corp.	619,120	5,562,941
Quanta Computer, Inc.	905,065	2,140,947
Radiant Opto-Electronics Corp.	206,350	459,447
Radium Life Tech Co., Ltd.(1)	342,068	160,207
Realtek Semiconductor Corp.	165,542	595,425
Ruentex Development Co., Ltd.(1)	338,533	381,557
Ruentex Industries, Ltd.	1,161,953	1,733,317
Sanyang Motor Co., Ltd.	1,509,000	1,086,258
Shin Kong Financial Holding Co., Ltd.(1)	3,270,375	869,892
Shin Kong Synthetic Fibers Corp.	965,996	292,096
Siliconware Precision Industries Co., Ltd.	613,260	990,686
Simplo Technology Co., Ltd.	123,820	421,387
Sino-American Silicon Products, Inc.	183,259	271,775
SinoPac Financial Holdings Co., Ltd.	4,187,725	1,279,830
Solar Applied Materials Technology Corp.(1)	329,817	135,980
Synnex Technology International Corp.	684,558	766,889
Tainan Spinning Co., Ltd.	1,445,010	619,722
Taishin Financial Holding Co., Ltd.	3,777,914	1,719,273
Taiwan Business Bank	1,945,531	543,515
Taiwan Cement Corp.	1,724,118	1,993,754
Taiwan Cooperative Financial Holding Co., Ltd.	2,473,709	1,313,126
Taiwan Fertilizer Co., Ltd.	436,000	579,548
Taiwan Glass Industry Corp.(1)	252,874	122,560
Taiwan Mobile Co., Ltd.	1,170,052	4,404,280
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	24,567,771
Taiwan Tea Corp.	661,346	357,512
Tatung Co., Ltd.(1)	1,214,645	524,854
Teco Electric & Machinery Co., Ltd.	1,226,000	1,177,911
Tong Yang Industry Co., Ltd.	379,826	705,066
TPK Holding Co., Ltd.(1)	83,515	255,897

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Transcend Information, Inc.	63,886	$214,048
Tripod Technology Corp.	152,979	487,278
TSRC Corp.	381,087	438,578
TTY Biopharm Co., Ltd.	307,255	1,020,849
Tung Ho Steel Enterprise Corp.	293,385	233,339
U-Ming Marine Transport Corp.	202,000	211,231
Uni-President Enterprises Corp.	3,855,626	7,727,959
Unimicron Technology Corp.	527,171	305,864
United Microelectronics Corp.	3,348,361	1,625,097
United Microelectronics Corp. ADR	93,397	227,889
Vanguard International Semiconductor Corp.	784,175	1,546,079
Walsin Lihwa Corp.	1,085,980	478,694
Wan Hai Lines, Ltd.	606,375	341,773
Waterland Financial Holdings	1,621,128	506,228
Wistron Corp.	935,875	951,324
WPG Holdings Co., Ltd.	548,136	731,230
Yageo Corp.	170,042	592,356
Yang Ming Marine Transport(1)	521,628	215,060
YFY, Inc.	1,451,414	453,085
Yieh Phui Enterprise Co., Ltd.(1)	1,004,233	440,388
Yuanta Financial Holding Co., Ltd.	4,019,729	1,771,033
Yulon Motor Co., Ltd.	1,212,420	1,087,880

		$214,923,650

Thailand — 2.9%
Advanced Info Service PCL(7)	809,800	$4,228,417
Airports of Thailand PCL(7)	3,468,000	4,818,875
AP Thailand PCL(7)	4,609,660	1,097,993
Bangkok Bank PCL(7)	198,400	1,079,647
Bangkok Dusit Medical Services PCL(7)	6,953,300	3,928,158
Bangkok Expressway & Metro PCL(7)	7,754,354	1,699,525
Banpu PCL(7)	2,037,000	994,676
BEC World PCL(7)	1,693,300	1,046,612
Berli Jucker PCL(7)	2,875,000	4,037,774
Bumrungrad Hospital PCL(7)	676,700	3,414,801
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	172,669
Central Pattana PCL(7)	972,200	1,980,407
Charoen Pokphand Foods PCL(7)	2,464,100	1,797,846
CP ALL PCL(7)	2,539,200	4,687,637
Delta Electronics (Thailand) PCL(7)	1,516,370	3,864,223
Electricity Generating PCL(7)	382,000	2,406,031
Glow Energy PCL(7)	803,700	1,862,531
Hana Microelectronics PCL(7)	1,416,900	2,096,600
Home Product Center PCL(7)	1,565,760	442,127
Indorama Ventures PCL(7)	1,721,800	1,924,756

Security	Shares	Value

Thailand (continued)
Intouch Holdings PCL(7)	1,520,200	$2,549,122
IRPC PCL(7)	9,870,200	1,553,045
Italian-Thai Development PCL(7)	4,014,629	514,657
Kasikornbank PCL(7)	364,900	2,130,300
KCE Electronics PCL(7)	328,300	1,047,787
Kiatnakin Bank PCL(7)	555,000	1,167,141
Krung Thai Bank PCL(7)	1,610,225	890,422
Land & Houses PCL(7)	896,600	263,840
Major Cineplex Group PCL(7)	1,728,400	1,716,526
Minor International PCL(7)	3,179,761	3,764,654
Precious Shipping PCL(1)(7)	933,750	284,902
PTT Exploration & Production PCL(7)	1,033,716	2,621,589
PTT Global Chemical PCL(7)	1,519,650	3,062,482
PTT PCL(7)	550,700	5,993,058
Quality House PCL(7)	9,121,583	692,100
Ratchaburi Electricity Generating Holding PCL(7)	578,300	884,773
Samart Corp. PCL(7)	718,600	306,535
Siam Cement PCL(7)	285,200	4,229,839
Siam City Cement PCL(7)	84,087	804,325
Siam Commercial Bank PCL(7)	439,500	2,009,353
Sino-Thai Engineering & Construction PCL(7)	1,387,400	1,132,299
Superblock PCL(1)(7)	8,463,500	346,047
SVI PCL(7)	1,450,800	258,303
Thai Airways International PCL(1)(7)	1,290,500	736,297
Thai Beverage PCL	5,055,800	3,305,019
Thai Oil PCL(7)	812,500	1,888,671
Thai Union Group PCL(7)	2,183,692	1,356,141
Thanachart Capital PCL(7)	460,200	622,607
Thoresen Thai Agencies PCL(7)	2,257,887	601,057
TMB Bank PCL(7)	5,321,200	360,026
Total Access Communication PCL(7)	790,500	1,220,496
TPI Polene PCL(7)	19,506,000	1,308,704
True Corp. PCL(1)(7)	7,849,382	1,431,252
TTCL PCL(7)	254,300	137,657
TTW PCL(7)	4,040,000	1,260,125
WHA Corp. PCL(7)	2,277,900	211,757

		$100,244,213

Turkey — 3.2%
Akbank TAS	1,255,845	$3,498,049
Akcansa Cimento AS	90,700	301,100
Aksa Akrilik Kimya Sanayii AS	228,054	867,382
Aksa Enerji Uretim AS(1)	379,400	420,490
Alarko Holding AS	207,704	337,710
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,764,456

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Arcelik AS	697,159	$5,162,403
Aygaz AS	330,198	1,464,416
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	127,602
BIM Birlesik Magazalar AS	377,792	7,004,494
Cimsa Cimento Sanayi ve Ticaret AS	116,200	499,989
Coca-Cola Icecek AS	112,100	1,286,282
Dogan Sirketler Grubu Holding AS(1)	2,165,468	455,488
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	376,225
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	988,630
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	11,474,639	9,587,739
Enka Insaat ve Sanayi AS	1,733,503	2,645,482
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	8,490,790
Ford Otomotiv Sanayi AS	189,160	2,308,876
Gubre Fabrikalari TAS	386,800	548,965
Haci Omer Sabanci Holding AS	749,029	2,326,705
Is Gayrimenkul Yatirim Ortakligi AS	2,333,879	968,669
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	1,790,845
KOC Holding AS	1,034,806	4,757,253
Koza Altin Isletmeleri AS(1)	122,800	714,692
Migros Ticaret AS(1)	95,300	746,608
Net Holding AS(1)	282,129	234,131
Petkim Petrokimya Holding AS	1,788,061	3,080,032
Sekerbank TAS(1)	673,641	235,534
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	283,240
TAV Havalimanlari Holding AS	212,009	1,137,005
Tekfen Holding AS	409,091	1,013,961
Tofas Turk Otomobil Fabrikasi AS	299,386	2,458,989
Trakya Cam Sanayii AS	673,159	740,618
Tupras-Turkiye Petrol Rafinerileri AS	471,741	13,571,771
Turk Hava Yollari AO(1)	748,507	1,712,304
Turk Sise ve Cam Fabrikalari AS	1,399,444	1,829,597
Turk Telekomunikasyon AS(1)	1,398,957	2,480,146
Turkcell Iletisim Hizmetleri AS	2,602,229	8,560,479
Turkcell Iletisim Hizmetleri AS ADR	38,494	315,651
Turkiye Garanti Bankasi AS	1,224,400	3,407,943
Turkiye Halk Bankasi AS	412,582	1,541,935
Turkiye Is Bankasi, Class B	824,893	1,746,706
Turkiye Sinai Kalkinma Bankasi AS	1,437,043	579,983
Turkiye Vakiflar Bankasi TAO, Class D	727,198	1,337,093
Ulker Biskuvi Sanayi AS	204,629	1,291,146
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,118,672
Yapi ve Kredi Bankasi AS(1)	656,237	837,222
Yazicilar Holding AS	107,100	693,865

		$109,649,363

Security	Shares	Value

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,870,106
Abu Dhabi National Hotels	832,200	700,108
Agthia Group PJSC	623,000	947,382
Air Arabia PJSC	6,041,100	1,673,664
Ajman Bank PJSC(1)	700,948	216,972
Al Waha Capital PJSC	1,401,285	657,112
Aldar Properties PJSC	3,816,500	2,381,697
Arabtec Holding PJSC(1)	1,822,819	1,416,469
Dana Gas PJSC(1)	3,612,782	627,066
DP World, Ltd.	416,236	8,703,347
Dubai Financial Market PJSC(1)	1,713,500	515,172
Dubai Investments PJSC	1,379,272	778,154
Dubai Islamic Bank PJSC	1,037,500	1,605,740
Emaar Properties PJSC	3,506,022	7,395,858
Emirates Telecommunications Group Co. PJSC	676,655	3,183,344
First Abu Dhabi Bank PJSC	3,150,589	9,000,712
National Bank of Ras Al-Khaimah PSC (The)	62,608	78,187
National Central Cooling Co. (Tabreed)	1,050,547	597,863
RAK Properties PJSC	1,262,100	219,262
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	205,703
Union National Bank PJSC	1,180,087	1,511,945

		$46,285,863

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$2,317,170
Bao Viet Holdings(1)	371,340	939,559
Danang Rubber JSC	463,076	652,962
Development Investment Construction Corp.(1)	589,411	404,370
FLC Faros Construction JSC(1)	49,020	190,725
FPT Corp.	2	4
Gemadept Corp.(1)	972,649	1,838,852
HAGL JSC(1)	1,153,680	481,092
Hoa Phat Group JSC	2,516,782	3,543,161
KIDO Group Corp.	387,216	792,539
Kinh Bac City Development Share Holding Corp.(1)	590,200	437,637
Masan Group Corp.	684,600	1,264,406
PetroVietnam Construction JSC(1)	870,460	80,353
PetroVietnam Drilling & Well Services JSC(1)	824,017	501,706
PetroVietnam Fertilizer & Chemical JSC	342,540	354,182
PetroVietnam Gas JSC	677,470	1,736,798
Pha Lai Thermal Power JSC	754,210	680,314
Refrigeration Electrical Engineering Corp.	243,788	395,719
Song Da Urban & Industrial Zone Investment and Development JSC	339,950	423,205
Tan Tao Investment & Industry JSC(1)	2,064,767	354,392

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)
Vietnam Construction and Import-Export JSC	459,600	$432,793
Vietnam Dairy Products JSC	450,380	3,123,758
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	963,276
Vingroup JSC(1)	2,199,259	4,133,207
Vinh Son-Song Hinh Hydropower JSC	750,120	564,154

		$26,606,334

Total Common Stocks (identified cost $2,751,247,382)		$3,335,470,986

Equity-Linked Securities(3)(8) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	14,400	$442,327
Al Hammadi Development and Industrial Corp.	8/21/17	62,917	690,344
Al Rajhi Bank	1/22/18	126,533	2,336,425
Al Tayyar	3/5/18	74,582	615,991
Alinma Bank	1/22/18	182,900	740,800
Almarai Co.	7/31/17	86,069	2,167,588
Arab National Bank	3/13/20	96,000	567,499
Bank Albilad	3/5/18	38,550	195,302
Banque Saudi Fransi	1/22/18	65,833	536,269
Company for Cooperative Insurance (The)	7/31/17	27,000	743,691
Dar Al Arkan Real Estate Development	7/20/18	518,953	926,435
Emaar Economic City	4/23/18	205,921	861,491
Etihad Etisalat Co.	11/20/17	156,722	856,251
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	602,458
Fitaihi Holding Group	9/14/18	57,200	189,581
Jarir Marketing Co.	1/22/18	26,212	1,027,415
Mobile Telecommunications Co.	4/30/18	251,298	617,804
Mouwasat Medical Services Co.	3/5/18	11,798	497,043
National Agriculture Development Co. (The)	12/11/18	41,405	298,364
National Commercial Bank	11/20/17	32,554	463,092
National Industrialization Co.	8/26/19	175,407	658,530
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	256,007
Riyad Bank	11/20/17	137,000	397,451
Sahara Petrochemical Co.	9/14/18	101,700	355,782
Samba Financial Group	5/6/20	89,776	620,595
Saudi Airlines Catering Co.	5/28/18	23,421	542,067
Saudi Arabian Fertilizer Co.	7/31/17	24,333	407,782
Saudi Arabian Mining Co.	4/30/18	45,000	590,044
Saudi Basic Industries Corp.	1/22/18	91,400	2,490,723
Saudi British Bank	1/22/18	95,300	667,033

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Cable Co.(1)(2)	7/20/18	75,238	$0
Saudi Cement Co.	7/20/18	20,250	280,234
Saudi Ceramic Co.	3/5/18	35,563	281,871
Saudi Chemical Co.	4/23/18	11,900	121,528
Saudi Electricity Co.	1/22/18	329,377	2,241,756
Saudi Ground Services Co.	6/25/18	33,401	400,329
Saudi Industrial Investment Group	10/9/17	49,800	262,386
Saudi International Petrochemicals Co.	1/22/18	67,870	255,167
Saudi Kayan Petrochemical Co.	1/22/18	145,500	340,048
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	475,588
Saudi Telecom Co.	4/23/18	108,000	2,211,629
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	178,738
Savola AB	1/24/20	93,100	1,246,185
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	109,656
Yanbu National Petrochemical Co.	7/31/17	29,100	431,028

Total Equity-Linked Securities (identified cost $31,418,231)			$31,198,327

Rights(1) — 0.0%(6)

Security		Shares	Value

Guiness Nigeria PLC, Exp. 8/30/17		389,106	$4,802
Hoa Phat Group JSC, Exp. 7/17/17		2,516,782	265,729
Managem SA, Exp. 7/24/17		7,900	163,743
Unilever Nigeria PLC, Exp. 9/8/17		1,075,785	20,169

Total Rights (identified cost $0)			$454,443

Short-Term Investments — 0.1%

Description		Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.09%, 7/3/17		$3,446	$3,445,893

Total Short-Term Investments (identified cost $3,445,893)			$3,445,893

Total Investments — 98.8% (identified cost $2,786,111,506)			$3,370,569,649

Other Assets, Less Liabilities — 1.2%			$40,128,703

Net Assets — 100.0%			$3,410,698,352

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $41,966,616 or 1.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, the aggregate value of these securities is $54,475,780 or 1.6% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.3%	$315,256,290
United States Dollar	9.2	314,559,697
New Taiwan Dollar	6.3	214,181,266
Mexican Peso	6.2	212,271,483
Indian Rupee	6.0	205,472,832
South Korean Won	5.9	201,019,016
Brazilian Real	5.4	184,840,060
South African Rand	5.2	177,968,492
New Turkish Lira	3.2	109,333,712
Polish Zloty	3.1	106,312,059
Indonesian Rupiah	2.9	98,728,665
Malaysian Ringgit	2.9	98,417,954
Thai Baht	2.8	96,939,194
Euro	2.8	96,702,501
Philippine Peso	2.7	92,369,757
Chilean Peso	2.3	78,114,559
Russian Ruble	2.2	73,889,378
Kuwaiti Dinar	1.9	63,902,431
Qatari Riyal	1.5	50,543,726
United Arab Emirates Dirham	1.4	46,704,127
Pakistani Rupee	1.3	46,123,524
Colombian Peso	1.1	38,385,816
Egyptian Pound	1.0	34,558,244
Other currency, less than 1% each	12.2	413,974,866

Total Investments	98.8%	$3,370,569,649

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.7%	$639,062,308
Materials	11.6	394,962,876
Consumer Staples	9.6	326,940,875
Industrials	9.6	325,938,716
Consumer Discretionary	9.3	317,720,736
Telecommunication Services	9.3	315,846,641
Energy	8.5	290,837,341
Information Technology	7.8	264,545,692
Utilities	5.9	202,872,131
Health Care	4.2	144,903,524
Real Estate	4.2	143,492,916
Short-Term Investments	0.1	3,445,893

Total Investments	98.8%	$3,370,569,649

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Statement of Assets and Liabilities

Assets	June 30, 2017
Investments, at value (identified cost, $2,786,111,506)	$3,370,569,649
Cash	437,127
Foreign currency, at value (identified cost, $20,524,215)	20,263,176
Dividends and interest receivable	11,138,094
Receivable for Fund shares sold	17,576,887
Tax reclaims receivable	226,098
Miscellaneous receivable	2,600,000
Receivable from affiliate	765,000
Total assets	$3,423,576,031

Liabilities
Payable for investments purchased	$194,601
Payable for Fund shares redeemed	7,473,027
Payable to affiliates:
Investment adviser fee	1,255,948
Administration fee	1,395,498
Accrued foreign capital gains taxes	2,548,132
Accrued expenses	10,473
Total liabilities	$12,877,679
Net Assets	$3,410,698,352

Sources of Net Assets
Paid-in capital	$2,912,204,148
Accumulated net realized loss	(85,942,376)
Accumulated undistributed net investment income	2,829,734
Net unrealized appreciation	581,606,846
Total	$3,410,698,352

Institutional Class Shares
Net Assets	$3,410,698,352
Shares Outstanding	71,435,944
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$47.74

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Statement of Operations

Investment Income	Year Ended June 30, 2017
Dividends (net of foreign taxes, $9,408,509)	$83,661,145
Interest	4,999
Other income	210,192
Total investment income	$83,876,336

Expenses
Investment adviser fee	$13,974,526
Administration fee	15,527,251
Interest expense	77,208
Total expenses	$29,578,985

Net investment income	$54,297,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $120,501)	$(30,710,920)
Foreign currency transactions	(1,218,561)
Net realized loss	$(31,929,481)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $1,493,705)	$466,950,505
Foreign currency	215,678
Net change in unrealized appreciation (depreciation)	$467,166,183

Net realized and unrealized gain	$435,236,702

Net increase in net assets from operations	$489,534,053

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$54,297,351	$58,616,818
Net realized gain (loss) from investment and foreign currency transactions	(31,929,481)	18,907,552
Net change in unrealized appreciation (depreciation) from investments and foreign currency	467,166,183	(442,786,934)
Net increase (decrease) in net assets from operations	$489,534,053	$(365,262,564)
Distributions to shareholders —
From net investment income	$(47,871,238)	$(57,084,671)
Total distributions to shareholders	$(47,871,238)	$(57,084,671)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$804,065,920	$306,372,745
Net asset value of shares issued to shareholders in payment of distributions declared	39,655,320	44,659,318
Cost of shares redeemed	(729,821,183)	(787,590,641)
Redemption fees	4,166,207	11,906,949
Net increase (decrease) in net assets from Fund share transactions	$118,066,264	$(424,651,629)

Net increase (decrease) in net assets	$559,729,079	$(846,998,864)

Net Assets
At beginning of year	$2,850,969,273	$3,697,968,137
At end of year	$3,410,698,352	$2,850,969,273

Accumulated undistributed net investment income included in net assets
At end of year	$2,829,734	$12,264,746

32	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$41.370	$46.230	$52.430	$45.870	$44.060

Income (Loss) From Operations
Net investment income(1)	$0.777	$0.799	$0.838	$0.805	$0.941
Net realized and unrealized gain (loss)	6.232	(5.019)	(6.134)	6.518	1.724

Total income (loss) from operations	$7.009	$(4.220)	$(5.296)	$7.323	$2.665

Less Distributions
From net investment income	$(0.699)	$(0.802)	$(0.981)	$(0.854)	$(0.941)

Total distributions	$(0.699)	$(0.802)	$(0.981)	$(0.854)	$(0.941)

Redemption fees(1)(2)	$0.060	$0.162	$0.077	$0.091	$0.086

Net asset value — End of year	$47.740	$41.370	$46.230	$52.430	$45.870

Total Return(3)	17.34%	(8.64)%	(9.93)%	16.30%	6.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,410,698	$2,850,969	$3,697,968	$3,886,328	$3,090,101
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.96%
Net investment income	1.75%	1.99%	1.71%	1.65%	1.98%
Portfolio Turnover	8%	2%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

33	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended June 30, 2017, the Fund received approximately $210,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is reflected as Other income in the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

34

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2017 and June 30, 2016 was as follows:

	Year Ended June 30,
	2017	2016
Distributions declared from:
Ordinary income	$47,871,238	$57,084,671

During the year ended June 30, 2017, accumulated net realized loss was increased by $1,317,790, accumulated undistributed net investment income was decreased by $15,861,125 and paid-in capital was increased by $17,178,915 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$38,224,778
Capital loss carryforwards and deferred capital losses	$(81,701,495)
Net unrealized appreciation	$541,970,921

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At June 30, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 and deferred capital losses of $81,678,960 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2017, $11,126,834 are short-term and $70,552,126 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,825,747,431

Gross unrealized appreciation	$950,163,435
Gross unrealized depreciation	(405,341,217)

Net unrealized appreciation	$544,822,218

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2017, the investment adviser fee amounted to $13,974,526. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2017, the administration fee amounted to $15,527,251. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Notes to Financial Statements — continued

During the year ended June 30, 2017, EVM identified certain shareholder redemption transactions for which redemption fees were inadvertently not charged related to the current and prior years. Such redemption fees aggregated $3.365 million of which EVM has agreed to pay $765,000 and a third party has agreed to pay $2.6 million, and which have been included in redemption fees in the Statements of Changes in Net Assets.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2017, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $348,251,975 and $249,505,255, respectively, for the year ended June 30, 2017.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2017	2016

Sales	18,114,199	7,708,481
Issued to shareholders electing to receive payments of distributions in Fund shares	957,395	1,166,040
Redemptions	(16,556,946)	(19,941,971)

Net increase (decrease)	2,514,648	(11,067,450)

For the years ended June 30, 2017 and June 30, 2016, the Fund received $4,166,207 and $11,906,949, respectively, in redemption fees (see Note 3).

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$34,187,514	$1,510,089,201		$1,782,858	$1,546,059,573
Emerging Europe	28,667,155	571,613,972		434,096	600,715,223
Latin America	641,886,746	—		—	641,886,746
Middle East/Africa	4,593,159	541,689,858		526,427	546,809,444

Total Common Stocks	$709,334,574	$2,623,393,031	**	$2,743,381	$3,335,470,986

Equity-Linked Securities – Saudi Arabia	$—	$31,198,327		$0	$31,198,327
Rights	—	454,443		—	454,443
Short-Term Investments	—	3,445,893		—	3,445,893

Total Investments	$709,334,574	$2,658,491,694		$2,743,381	$3,370,569,649

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2017 is not presented. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Tax-Managed Emerging Markets Fund as of June 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2017

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2017, the Fund designates approximately $54,029,069, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended June 30, 2017, the Fund paid foreign taxes of $8,972,012 and recognized foreign source income of $93,054,504.

40

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty

43

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2016 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

44

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

45

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valdo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dyne Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm(3) 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

46

Parametric Tax-Managed Emerging Markets Fund

June 30, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2016 and June 30, 2017 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2016	6/30/2017
Audit Fees	$78,070	$78,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,814	$14,854
All Other Fees(3)	$0	$0

Total(4)	$104,884	$92,924

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/15	6/30/16		10/31/16	6/30/17
Audit Fees	$26,320	$78,070		$26,520	$78,070
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$13,678	$26,814		$13,815	$14,854
All Other Fees(3)	$0	$0		$0	$0

Total	$39,998	$104,884	(4)	$40,335	$92,924	(4)

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/15	6/30/16	10/31/16	6/30/17
Registrant(1)	$13,678	$26,814	$13,815	$14,854
Eaton Vance(2)	$46,000	$56,434	$56,434	$148,018

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017